UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act File Number:  811-21103

                       INVESCO Manager Series Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                4350 South Monaco Street, Denver, Colorado 80237
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Glen A. Payne, Esq., 4350 South Monaco Street, Denver, Colorado 80237
      ---------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 720-624-6300

Date of fiscal year end: August 31, 2003

Date of reporting period: August 31, 2003

ITEM 1. REPORT TO SHAREHOLDERS

AUGUST 31, 2003

ANNUAL REPORT
--------------------------------------------------------------------------------
INVESCO MANAGER SERIES FUNDS, INC.

EFFECTIVE OCTOBER 1, 2003, INVESCO MANAGER SERIES FUNDS, INC. WILL CHANGE ITS NAME TO AIM MANAGER SERIES FUNDS, INC.

MULTI-SECTOR FUND-CLASS A, B, AND C


"FOR THE PERIOD FROM ITS INCEPTION ON SEPTEMBER 4, 2002, THROUGH AUGUST 31, 2003, MULTI-SECTOR FUND - CLASS A SHARES ADVANCED BY 22.07% (WITHOUT SALES CHARGE), OUTPERFORMING THE S&P 500 INDEX'S(R) GAIN OF 16.93%..."
SEE PAGE 3


[INVESCO ICON]  INVESCO (R)

[PHOTOGRAPH OF RAY CUNNINGHAM OMITTED]

NEW DISTRIBUTOR FOR INVESCO FUNDS

FELLOW SHAREHOLDER:

In recent months, we at INVESCO have taken some key steps in our ongoing effort to provide you with high-quality investment products and services. As you may have already heard, we've decided to work more closely with our affiliates at AIM Investments,(SM)* a well-respected leader in the asset management industry.

As a result, A I M Distributors, Inc. became the distributor of INVESCO's U.S. retail funds effective July 1, 2003. This move has allowed us to create a single distribution system for both our companies that is supported by more than 200,000 financial consultants.

In addition, the INVESCO Web site is now integrated into aiminvestments.com, which has been rated the top financial Web site for 10 consecutive quarters by the DALBAR financial professional Mutual Fund WebMonitor report.** You can access important information about INVESCO Multi-Sector Fund, including share prices, investment objectives, and portfolio manager biographies, at AIM's Web site.

Thank you for your continued support. If you have questions about any of these changes, please don't hesitate to call us at 1-800-959-4246.

Sincerely,

/s/Ray Cunningham

Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.

* AIM INVESTMENTS IS A SERVICE MARK OF A I M MANAGEMENT GROUP INC., AND IS THE SUBJECT OF A PENDING APPLICATION FOR TRADEMARK REGISTRATION. A I M ADVISORS, INC., A I M CAPITAL MANAGEMENT, INC., A I M PRIVATE ASSET MANAGEMENT, INC. AND A I M ALTERNATIVE ASSET MANAGEMENT COMPANY, INC. ARE THE INVESTMENT ADVISORS FOR THE PRODUCTS AND SERVICES REPRESENTED BY AIM INVESTMENTS. A I M DISTRIBUTORS, INC., IS THE DISTRIBUTOR FOR THE RETAIL MUTUAL FUNDS AND FUND MANAGEMENT COMPANY IS THE DISTRIBUTOR FOR THE INSTITUTIONAL MONEY MARKET FUNDS REPRESENTED BY AIM INVESTMENTS.

** DALBAR, INC. IS AN INDEPENDENT ORGANIZATION THAT PROVIDES BENCHMARKS AND RATINGS FOR FINANCIAL SERVICES COMPANIES. THE DALBAR WEBMONITOR AWARD IS BASED ON FOUR EVALUATION CRITERIA: SITE FUNCTIONS, USABILITY, CURRENCY AND RELEVANCE OF CONTENT, AND CONSISTENCY OF WEB SITE IMAGE AND CONTENT.

"TECHNOLOGY STOCKS RALLIED SHARPLY OFF OCTOBER 2002 LOWS, AS ECONOMIC OPTIMISM APPEARED TO HAVE INVESTORS BELIEVING THE SECTOR HAD BECOME OVERSOLD."
-- PAGE 3

TABLE OF CONTENTS

LETTER FROM THE PRESIDENT AND CEO.....................1
FUND REPORT...........................................3
INVESTMENT HOLDINGS...................................7
FINANCIAL STATEMENTS.................................12
NOTES TO FINANCIAL STATEMENTS........................15
FINANCIAL HIGHLIGHTS.................................20
OTHER INFORMATION....................................21

                                             INVESCO MANAGER SERIES FUNDS, INC.
                                            TOTAL RETURN PERIODS ENDED 8/31/03*

                                                                                                    Managers'
                                                     Cumulative                   Cumulative         Report
Fund (Inception)                                      6 months      1 year     Since Inception^      Page #
--------------------------------------------------------------------------------------------------------------
MULTI-SECTOR FUND-CLASS A (9/02) WITH SALES CHARGE     14.01%         N/A         15.37%                3
--------------------------------------------------------------------------------------------------------------
MULTI-SECTOR FUND-CLASS A (9/02)                       20.62%         N/A         22.07%                3
--------------------------------------------------------------------------------------------------------------
MULTI-SECTOR FUND-CLASS B (9/02) WITH CDSC             15.22%         N/A         16.27%                3
--------------------------------------------------------------------------------------------------------------
MULTI-SECTOR FUND-CLASS B (9/02)                       20.22%         N/A         21.27%                3
--------------------------------------------------------------------------------------------------------------
MULTI-SECTOR FUND-CLASS C (9/02) WITH CDSC             19.09%         N/A         20.13%                3
--------------------------------------------------------------------------------------------------------------
MULTI-SECTOR FUND-CLASS C (9/02)                       20.09%         N/A         21.13%                3
--------------------------------------------------------------------------------------------------------------

* PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUND'S CLASS A PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF 5.50%. THE FUND'S CLASS B AND CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIODS SHOWN. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC OF CLASS C SHARES IS 1% FOR THE FIRST 13 MONTHS AFTER PURCHASE. EFFECTIVE AUGUST 18, 2003, THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST 12 MONTHS AFTER PURCHASE. THE PERFORMANCE OF THE FUND'S CLASS A, CLASS B AND CLASS C SHARES WILL DIFFER DUE TO THE DIFFERENT SALES CHARGE STRUCTURES AND EXPENSES.

^ FOR FUNDS INTRODUCED MORE RECENTLY. NOT ANNUALIZED.

SECTOR FUNDS MAY EXPERIENCE GREATER SHORT-TERM PRICE VOLATILITY THAN MORE DIVERSIFIED EQUITY FUNDS AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

PERFORMANCE INFORMATION PROVIDED IN THIS REPORT DOES NOT REFLECT THE DEDUCTION OF TAXES SHAREHOLDERS PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

YOUR FUND'S REPORT
MULTI-SECTOR FUND
FUND PERFORMANCE

DEAR SHAREHOLDER:

For the period from its inception on September 4, 2002, through August 31, 2003, Multi-Sector Fund-Class A shares advanced by 22.07% (without sales charge), outperforming the S&P 500 Index's(R) gain of 16.93% during that same period. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

PIE CHART:        MULTI-SECTOR FUND
                  ASSET ALLOCATON
                  BY SECTOR
                  AS OF 8/31/03
                  [PIE CHART]

                  % OF TOTAL NET ASSETS

                  o  Energy Sector......................18.94%
                  o  Financial Services Sector..........18.82%
                  o  Health Sciences Sector.............18.69%
                  o  Leisure Sector.....................19.48%
                  o  Technology Sector..................18.93%
                  o  Net Cash & Cash Equivalents.........5.14%


ENERGY FUNDAMENTALS REMAIN COMPELLING

Energy stocks gained ground during the first six months of the reporting period, as commodity prices rose significantly -- perhaps due to some investors' perception that the military conflict with Iraq could cause a disruption in the world's oil supply. Meanwhile, an oil industry strike in Venezuela and cold winter weather across the northern hemisphere sent inventory levels lower.

More importantly, the long-term growth drivers for energy stocks remained firmly in place during the period. Data indicate that the U.S. economy will continue to require inexpensive and dependable energy sources for future economic expansion. In 1992, the world consumed 67 million barrels of crude oil per day. The Energy Information Adminstration's (EIA) most recent annual report shows that by 2001, that figure had increased to 77 million barrels per day -- a 15% increase. In addition, the EIA's report shows that the world's consumption of natural gas increased by about 20% between 1992 and 2001.

PIE CHART:        MULTI-SECTOR FUND
                  ENERGY SECTOR
                  AS OF 8/31/03
                  [PIE CHART]

                  % OF ENERGY SECTOR INVESTMENTS

                  o  Oil & Gas Equipment
                     & Services.........................26.45%
                  o  Integrated Oil & Gas...............26.43%
                  o  Oil & Gas Exploration
                     & Production.......................26.18%
                  o  Oil & Gas Drilling.................10.58%
                  o  Oil & Gas Refining &
                     Marketing & Transportation .........5.60%
                  o  Natural Gas Pipelines...............4.76%

Given these strong fundamentals, the fund's energy holdings responded well, posting a solid gain during the period and outpacing the broad market (as measured by the S&P 500 Index(R)). Stock selection also played a key role in the outperformance of the fund's energy allocation. A number of holdings excelled, among them Murphy Oil and Apache Corp. On the down side, a handful of energy stocks detracted from performance, such as Kerr-McGee Corp and Schlumberger Ltd.

TECHNOLOGY STOCKS SURGE

Technology stocks rallied sharply off October 2002 lows, as economic optimism appeared to have investors believing the sector had become oversold. Although the group lost some momentum during the early part of 2003, it rebounded in the spring once the major fighting in Iraq was declared over. The broad market rally extended through the summer, with many tech stocks leading the way.

Among the fund's stronger performing tech holdings were semiconductor giant Intel Corp, network security company NetScreen Technologies (no longer a fund holding), and information storage system leader EMC Corp. The fund also received a boost from Symantec Corp (no longer a fund holding), which offers security software, and Amdocs Ltd, a provider of customer care and billing software.

(1) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPH ILLUSTRATES THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2) THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY INDEX.

PIE CHART:        MULTI-SECTOR FUND
                  TECHNOLOGY SECTOR
                  AS OF 8/31/03
                  [PIE CHART]

                  % OF TECHNOLOGY SECTOR INVESTMENTS

                  o  Semiconductors.....................30.69%
                  o  Communications Equipment...........17.00%
                  o  Computer Storage &
                     Peripherals........................14.09%
                  o  Semiconductor Equipment............10.91%
                  o  Application Software................9.69%
                  o  Computer Hardware...................6.97%
                  o  Leisure Products....................6.39%
                  o  Networking Equipment................4.25%
                  o  Investment Companies................0.01%

Indeed, there were very few weak spots across the technology sector this past year, as investors generally focused on improving economic conditions and flocked to stocks from higher-risk/higher-reward areas of the market. However, we did see underperformance from a few tech stocks held during the period, including First Data (no longer a fund holding) and Flextronics International Ltd (no longer a fund holding).

LEISURE HOLDINGS KEEP PACE WITH MARKET

The leisure-oriented portion of the portfolio performed essentially in line with the broad market over the course of the reporting period, logging a healthy gain.

In particular, performance was bolstered by strong returns from several of our larger holdings. For example, leading slot machine manufacturer International Game Technology advanced by a large margin. Led by Liberty Media and Omnicom Group, a number of the portfolio's media companies also enhanced results. Our position in cable and satellite television service provider EchoStar Communications also proved beneficial. Meanwhile, Internet retailer eBay Inc (no longer a fund holding) continued to report impressive earnings growth, and we saw its stock rise considerably as a result.

The leisure portion of the fund yielded a handful of underperformers as well. Toy manufacturer Mattel Inc, though a strong performer during the first half of the reporting period, lost momentum in the second half and finished the year essentially flat. Another notable disappointment was hotel and casino operator Harrah's Entertainment.

PIE CHART:        MULTI-SECTOR FUND
                  LEISURE SECTOR
                  AS OF 8/31/03
                  [PIE CHART]

                  % OF LEISURE SECTOR INVESTMENTS

                  o  Cable & Satellite Operators........19.35%
                  o  Casinos & Gaming...................14.62%
                  o  Movies & Entertainment.............13.71%
                  o  Advertising........................12.20%
                  o  Leisure Products....................9.12%
                  o  Brewers.............................8.80%
                  o  Publishing & Printing...............6.04%
                  o  Hotels & Resorts....................4.79%
                  o  Diversified Financial Services......3.77%
                  o  Restaurants.........................2.20%
                  o  Apparel, Accessories &
                     Luxury Goods........................2.03%
                  o  Investment Companies................1.99%
                  o  Leisure Facilities..................1.38%

FUND MANAGEMENT

[PHOTOGRAPH OF WILLIAM R. KEITHLER OMITTED]

TECHNOLOGY SECTOR

WILLIAM R. KEITHLER, CFA
BILL KEITHLER IS A SENIOR VICE PRESIDENT AND DIRECTOR OF SECTOR MANAGEMENT FOR INVESCO FUNDS GROUP. HE MANAGES THE TECHNOLOGY PORTION OF INVESCO MULTI-SECTOR FUND. BILL RECEIVED AN MS FROM THE UNIVERSITY OF WISCONSIN-MADISON AND A BA FROM WEBSTER COLLEGE. HE BEGAN HIS INVESTMENT CAREER IN 1982.

[PHOTOGRAPH OF MARK GREENBERG OMITTED]

LEISURE SECTOR

MARK GREENBERG, CFA
MARK GREENBERG IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP AND MANAGES THE LEISURE PORTION OF INVESCO MULTI-SECTOR FUND. HE BEGAN HIS INVESTMENT CAREER IN 1980 AND HAS NEARLY 20 YEARS OF EXPERIENCE IN THE LEISURE SECTOR. MARK RECEIVED A BSBA FROM MARQUETTE UNIVERSITY.

PIE CHART:        MULTI-SECTOR FUND
                  FINANCIAL SERVICES SECTOR
                  AS OF 8/31/03
                  [PIE CHART]

                  % OF FINANCIAL SERVICES SECTOR INVESTMENTS

                  o  Diversified Banks..................30.80%
                  o  Diversified Financial Services.....24.83%
                  o  Investment Adviser/Broker
                     Dealer Services....................12.87%
                  o  Multi-Line Insurance................9.42%
                  o  Consumer Finance....................7.75%
                  o  Property & Casualty Insurance.......4.01%
                  o  Reinsurance.........................3.48%
                  o  Insurance Brokers...................3.46%
                  o  Life & Health Insurance.............3.38%

FINANCIALS PROVIDE ADDITIONAL BOOST

Another key to the fund's outperformance was strength within the financial services portion of the portfolio. With investor sentiment and market performance improving markedly throughout the period, our substantial positions in market-sensitive stocks like Merrill Lynch & Co, Citigroup Inc, and Legg Mason worked to our advantage. As one might expect, these companies benefited from the increased trading activity, market levels, and renewed expectations for an economic recovery that characterized the majority of the period. Other standout performers included insurer RenaissanceRe Holdings Ltd (no longer a fund holding) and insurance broker Marsh & McLennan, as well as consumer finance companies like America Express.

Less successful was one of the fund's government sponsored entities, Federal Home Loan Mortgage Co (better known as Freddie Mac; no longer a fund holding). Another laggard was American International Group, which lost ground in response to news that the company would be adding to its reserves to offset adverse liability trends.

BIOTECH AND MEDICAL DEVICE HOLDINGS OUTPERFORM

The health care sector experienced mixed results over the annual reporting period. On the positive side, our holdings representing the medical device industry generally performed well. This group was led by Boston Scientific (no longer a fund holding), one of two companies (the other is Johnson & Johnson, which the fund holds) poised to dominate the promising drug-coated stent market. We believe this could be the largest new therapeutic market in health care over the next two to five years. (Drug-coated stents help prevent restenosis, a serious post-surgical cardiovascular condition.)

PIE CHART:        MULTI-SECTOR FUND
                  HEALTH SCIENCES SECTOR
                  AS OF 8/31/03
                  [PIE CHART]

                  % OF HEALTH SCIENCES SECTOR INVESTMENTS

                  o  Pharmaceuticals....................33.93%
                  o  Managed Health Care................21.84%
                  o  Biotechnology......................18.08%
                  o  Health Care Facilities..............9.47%
                  o  Health Care Equipment...............9.20%
                  o  Health Care Distributors............7.48%

FUND MANAGEMENT CONTINUED...

[PHOTOGRAPH OF JOHN S. SEGNER OMITTED]

ENERGY SECTOR

JOHN S. SEGNER
JOHN SEGNER IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP AND MANAGES THE ENERGY PORTION OF INVESCO MULTI-SECTOR FUND. HE RECEIVED A BS FROM THE UNIVERSITY OF ALABAMA AND AN MBA FROM THE UNIVERSITY OF TEXAS AT AUSTIN. BEFORE JOINING INVESCO IN 1997, JOHN SERVED AS MANAGING DIRECTOR AND PRINCIPAL FOR THE MITCHELL GROUP. HE ALSO PREVIOUSLY HELD ENGINEERING RESPONSIBILITIES WITH TEXACO INC., AND FINANCIAL RESPONSIBILITIES WITH AMERADA HESS CORP. AND FIRST TENNESSEE NATIONAL CORP. JOHN BEGAN HIS INVESTMENT CAREER IN 1980.

[PHOTOGRAPH OF JOSEPH W. SKORNICKA OMITTED]

FINANCIAL SERVICES SECTOR

JOSEPH W. SKORNICKA, CFA
JOE SKORNICKA IS A VICE PRESIDENT OF INVESCO FUNDS GROUP AND MANAGES THE FINANCIAL SERVICES PORTION OF INVESCO MULTI-SECTOR FUND. PRIOR TO JOINING INVESCO, JOE WAS A SENIOR EQUITY ANALYST AND FUND MANAGER WITH MUNDER CAPITAL MANAGEMENT AND AN ASSISTANT VICE PRESIDENT FOR COMERICA INCORPORATED. HE HOLDS AN MBA FROM THE UNIVERSITY OF MICHIGAN AND A BA FROM MICHIGAN STATE UNIVERSITY.

Also impressive were the fund's biotechnology holdings, which appeared to benefit from investors' preference for higher-risk/higher-reward stocks during the period. Genentech Inc and Amgen Inc both posted significant gains, boosting the fund's overall return. However, we avoided biotech stocks lacking strong balance sheets, and, as it happened, some of these more speculative holdings advanced strongly during the market rally. Therefore, the fund was not positioned to make the most of the surge in biotechnology. Nevertheless, we believe that investing for the long term is a more prudent approach.

The fund's health services companies undermined performance. At the end of October 2002, Tenet Healthcare (no longer a fund holding) fell under scrutiny for its Medicare pricing tactics -- news that quickly clouded the entire services area. Following this development, the fund's exposure to Tenet and other services leaders proved detrimental, hampering performance and negatively affecting our overall return for the year. The fund is now only minimally exposed to hospitals.

REBALANCING

Shareholders should be aware that the fund is rebalanced annually in an effort to maintain diversification and capitalize on the inevitable shifts in outperformance that the five different sectors will likely experience over time. This rebalancing occurs each year around the conclusion of the fund's fiscal year on August 31.

LINE GRAPH: INVESCO MULTI-SECTOR FUND - CLASS A, B & C GROWTH OF $10,000(1)

This  line  graph  compares  the  value  of  a  $10,000  investment  in  INVESCO
Multi-Sector Fund - Class A, the value of a $10,000 investment in INVESCO Multi-Sector Fund - Class B, and the value of a $10,000 investment in INVESCO Multi-Sector Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Multi-Sector Fund - Class A, Class B, and Class C, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (9/02) through 8/31/03.

         INVESCO Multi-Sector     INVESCO Multi-Sector     INVESCO Multi-Sector
         Fund - Class A           Fund - Class B           Fund - Class C           S&P 500 Index(R)(2)
9/02     $10,000                  $10,000                  $10,000                  $10,000
8/03     $11,537                  $11,627                  $12,013                  $11,693

--------------------------------------------------------------------------------
                               MULTI-SECTOR FUND--
                          TOP 10 COMMON STOCK HOLDINGS
                       % OF TOTAL NET ASSETS AS OF 8/31/03
--------------------------------------------------------------------------------

Murphy Oil....................................................2.85%
Omnicom Group.................................................2.38%
Intel Inc.....................................................1.94%
Mattel Inc....................................................1.78%
International Game Technology.................................1.77%
Liberty Media Series A Shrs...................................1.71%
EMC Corp......................................................1.45%
Bank of America...............................................1.41%
Citigroup Inc.................................................1.40%
Merrill Lynch & Co............................................1.38%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

FUND MANAGEMENT CONTINUED...
[PHOTOGRAPH OF THOMAS R. WALD OMITTED]

HEALTH SCIENCES SECTOR

THOMAS R. WALD, CFA
TOM WALD IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP AND MANAGES THE HEALTH CARE PORTION OF INVESCO MULTI-SECTOR FUND. PRIOR TO JOINING INVESCO IN 1997, HE WAS THE SENIOR HEALTH CARE ANALYST AT MUNDER CAPITAL MANAGEMENT. HE BEGAN HIS INVESTMENT CAREER IN 1988. TOM RECEIVED HIS BA FROM TULANE UNIVERSITY, AND HIS MBA FROM UNIVERSITY OF PENNSYLVANIA.

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO MANAGER SERIES FUNDS, INC.
AUGUST 31, 2003

                                                                SHARES OR
                                                                PRINCIPAL
%        DESCRIPTION                                               AMOUNT            VALUE
------------------------------------------------------------------------------------------
MULTI-SECTOR FUND
93.98    COMMON STOCKS
18.94    ENERGY SECTOR
5.01     INTEGRATED OIL & GAS
         BP PLC Sponsored ADR Representing 6 Ord Shrs              12,000   $      500,640
         ConocoPhillips                                             8,200          457,888
         Murphy Oil                                                22,000        1,270,060
==========================================================================================
                                                                                 2,228,588
0.90     NATURAL GAS PIPELINES
         Enbridge Energy Management LLC                             8,668          401,328

==========================================================================================
2.00     OIL & GAS DRILLING
         Nabors Industries Ltd(a)                                  12,000          481,800
         Pride International(a)                                    24,000          410,160
==========================================================================================
                                                                                   891,960
5.01     OIL & GAS EQUIPMENT & SERVICES
         Maverick Tube(a)                                          22,000          373,780
         National-Oilwell Inc(a)                                   22,500          440,550
         Schlumberger Ltd                                          10,000          495,100
         Smith International(a)                                    12,500          488,625
         Weatherford International Ltd(a)                          11,500          432,170
==========================================================================================
                                                                                 2,230,225
4.96     OIL & GAS EXPLORATION & PRODUCTION
         Apache Corp                                                6,900          475,962
         Burlington Resources                                       9,400          455,148
         Kerr-McGee Corp                                           10,600          465,870
         Pioneer Natural Resources(a)                              14,000          355,040
         Talisman Energy                                            9,600          455,520
==========================================================================================
                                                                                 2,207,540
1.06     OIL & GAS REFINING & MARKETING &
            TRANSPORTATION
         Valero Energy                                             12,000          472,800
==========================================================================================
           TOTAL ENERGY SECTOR (Cost $7,771,754)                                 8,432,441
==========================================================================================
18.82    FINANCIAL SERVICES SECTOR
1.46     CONSUMER FINANCE
         Capital One Financial                                      5,600          299,040
         Fannie Mae                                                 5,400          349,866
==========================================================================================
                                                                                   648,906
5.80     DIVERSIFIED BANKS
         Bank of America                                            7,900          626,075
         Bank of New York                                          12,200          358,924
         Bank One                                                   4,800          189,456
         First Tennessee National                                   2,100           86,835
         Investors Financial Services                               6,500          194,285
         Wachovia Corp                                             13,000          547,950
         Wells Fargo & Co                                          11,500   $      576,610
==========================================================================================
                                                                                 2,580,135

                                                                SHARES OR
                                                                PRINCIPAL
%        DESCRIPTION                                               AMOUNT            VALUE
------------------------------------------------------------------------------------------
4.67     DIVERSIFIED FINANCIAL SERVICES
         Ambac Financial Group                                      2,600          168,792
         American Express                                           7,000          315,350
         Citigroup Inc                                             14,400          624,240
         Franklin Resources                                         6,900          298,011
         Goldman Sachs Group                                        2,900          256,621
         JP Morgan Chase & Co                                      12,200          417,484
==========================================================================================
                                                                                 2,080,498
0.65     INSURANCE BROKERS
         Marsh & McLennan                                           5,800          290,000
==========================================================================================
2.42     INVESTMENT ADVISER/BROKER DEALER SERVICES
         Legg Mason                                                 2,900          208,307
         Lehman Brothers Holdings                                   3,900          256,347
         Merrill Lynch & Co                                        11,400          613,092
==========================================================================================
                                                                                 1,077,746
0.64     LIFE & HEALTH INSURANCE
         Principal Financial Group                                  9,000          283,140
==========================================================================================
1.77     MULTI-LINE INSURANCE
         American International Group                               8,700          518,259
         Radian Group                                               5,700          271,263
==========================================================================================
                                                                                   789,522
0.75     PROPERTY & CASUALTY INSURANCE
         Allstate Corp                                              9,400          336,050
==========================================================================================
0.66     REINSURANCE
         Endurance Specialty Holdings Ltd                           9,900          291,951
==========================================================================================
           TOTAL FINANCIAL SERVICES SECTOR (Cost $7,556,623)                     8,377,948
==========================================================================================
18.69    HEALTH SCIENCES SECTOR
3.38     BIOTECHNOLOGY
         Amgen Inc(a)                                               7,000          461,300
         Genentech Inc(a)                                           6,500          516,100
         Genzyme Corp-General Division(a)                           4,100          193,315
         Gilead Sciences(a)                                         5,000          333,500
==========================================================================================
                                                                                 1,504,215
1.40     HEALTH CARE DISTRIBUTORS
         AdvancePCS Class A Shrs(a)                                 8,400          337,512
         Express Scripts(a)                                         4,400          285,164
==========================================================================================
                                                                                   622,676
1.72     HEALTH CARE EQUIPMENT
         Medtronic Inc                                              9,700          480,926
         Varian Medical Systems(a)                                  5,100          284,835
==========================================================================================
                                                                                   765,761
1.77     HEALTH CARE FACILITIES
         HCA Inc                                                    5,200          197,548
         Health Management Associates Class A Shrs                  8,900          198,292
         Triad Hospitals(a)                                         6,100   $      197,640
         Universal Health Services Class B Shrs(a)                  3,900          194,142
==========================================================================================
                                                                                   787,622

                                                                SHARES OR
                                                                PRINCIPAL
%        DESCRIPTION                                               AMOUNT            VALUE
------------------------------------------------------------------------------------------
4.08     MANAGED HEALTH CARE
         Aetna Inc                                                  6,900          393,300
         Anthem Inc(a)                                              5,100          373,320
         Caremark Rx(a)                                            12,000          301,560
         UnitedHealth Group                                         8,200          405,326
         WellPoint Health Networks(a)                               4,400          343,200
==========================================================================================
                                                                                 1,816,706
6.34     PHARMACEUTICALS
         Abbott Laboratories                                        5,600          225,680
         Alcon Inc                                                  8,500          444,125
         Allergan Inc                                               3,100          246,326
         Connetics Corp(a)                                         15,000          281,100
         Eli Lilly & Co                                             2,800          186,284
         Johnson & Johnson                                          3,900          193,362
         Pfizer Inc                                                 5,700          170,544
         Shire Pharmaceuticals Group PLC Sponsored ADR
           Representing 3 Ord Shrs(a)                              18,100          420,825
         Teva Pharmaceutical Industries Ltd Sponsored ADR
           Representing Ord Shrs                                    7,200          422,726
         Wyeth                                                      5,400          231,390
==========================================================================================
                                                                                 2,822,362
           TOTAL HEALTH SCIENCES SECTOR (Cost $7,692,300)                        8,319,342
==========================================================================================
18.60    LEISURE SECTOR
2.38     ADVERTISING
         Omnicom Group                                             13,540        1,057,474
==========================================================================================
0.39     APPAREL, ACCESSORIES & LUXURY GOODS
         Polo Ralph Lauren Class A Shrs                             6,000          175,800
==========================================================================================
1.71     BREWERS
         Anheuser-Busch Cos                                         6,580          339,133
         Carlsberg A/S Class B Shrs                                 5,800          231,539
         Heineken NV                                                5,029          192,198
==========================================================================================
                                                                                   762,870
3.77     CABLE & SATELLITE OPERATORS
         Cablevision Systems New York Group(a)                     21,200          427,180
         Comcast Corp Class A Shrs(a)                               6,690          199,028
         EchoStar Communications Class A Shrs(a)                    7,830          288,927
         Liberty Media Series A Shrs(a)                            63,050          762,905
==========================================================================================
                                                                                 1,678,040
2.85     CASINOS & GAMING
         Harrah's Entertainment                                    11,530          477,573
         International Game Technology                             30,560          789,670
==========================================================================================
                                                                                 1,267,243
0.73     DIVERSIFIED FINANCIAL SERVICES
         Groupe Bruxelles Lambert SA                                7,140          326,651
==========================================================================================


                                                                SHARES OR
                                                                PRINCIPAL
%        DESCRIPTION                                               AMOUNT            VALUE
------------------------------------------------------------------------------------------
0.93     HOTELS & RESORTS
         Marriott International Class A Shrs                        2,950   $      120,449
         Starwood Hotels & Resorts Worldwide Paired
           Certificates SBI                                         8,720          294,998
==========================================================================================
                                                                                   415,447
0.39     INVESTMENT COMPANIES
         iShares Trust S&P 500 Index Fund                             500           50,665
         SPDR Trust Series 1 Shrs(b)                                1,200          121,728
==========================================================================================
                                                                                   172,393
0.27     LEISURE FACILITIES
         InterActive Corp(a)                                        3,230          119,542
==========================================================================================
1.78     LEISURE PRODUCTS
         Mattel Inc                                                40,950          791,154
==========================================================================================
1.79     MOVIES & ENTERTAINMENT
         AOL Time Warner(a)                                        22,630          370,227
         Metro-Goldwyn-Mayer Inc(a)                                 6,500           94,120
         Viacom Inc Class A Shrs                                    5,400          242,946
         Walt Disney                                                4,380           89,790
==========================================================================================
                                                                                   797,083
1.18     PUBLISHING & PRINTING
         Gannett Co                                                 2,770          217,223
         Knight-Ridder Inc                                          4,520          306,727
==========================================================================================
                                                                                   523,950
0.43     RESTAURANTS
         CBRL Group                                                 5,480          191,142
==========================================================================================
           TOTAL LEISURE SECTOR (Cost $7,350,503)                                8,278,789
==========================================================================================
18.93    TECHNOLOGY SECTOR
1.83     APPLICATION SOFTWARE
         Amdocs Ltd(a)                                             20,000          447,600
         Fair Isaac                                                 6,300          369,180
==========================================================================================
                                                                                   816,780
3.22     COMMUNICATIONS EQUIPMENT
         Alcatel Sponsored ADR Representing Ord Shrs               50,000          544,500
         Corning Inc(a)                                            34,200          282,150
         UTStarcom Inc(a)                                          14,100          605,736
==========================================================================================
                                                                                 1,432,386
1.32     COMPUTER HARDWARE
         Dell Inc(a)                                               18,000          587,340
==========================================================================================
2.67     COMPUTER STORAGE & PERIPHERALS
         EMC Corp(a)                                               50,700          646,425
         Seagate Technology                                        23,500          540,735
==========================================================================================
                                                                                 1,187,160
1.21     LEISURE PRODUCTS
         Electronic Arts(a)                                         6,000          538,500
==========================================================================================
0.80     NETWORKING EQUIPMENT
         Cisco Systems(a)                                          18,700          358,105
==========================================================================================


                                                                SHARES OR
                                                                PRINCIPAL
%        DESCRIPTION                                               AMOUNT            VALUE
------------------------------------------------------------------------------------------
2.07     SEMICONDUCTOR EQUIPMENT
         Applied Materials(a)                                      22,700   $      490,320
         Lam Research(a)                                           16,700          429,524
==========================================================================================
                                                                                   919,844
5.81     SEMICONDUCTORS
         Altera Corp(a)                                            20,700          464,508
         Intel Corp                                                30,200          864,324
         Linear Technology                                         10,100          416,322
         Maxim Integrated Products                                 11,100          498,501
         QLogic Corp(a)                                             7,000          343,140
==========================================================================================
                                                                                 2,586,795
           TOTAL TECHNOLOGY SECTOR (Cost $6,762,132)                             8,426,910
==========================================================================================
         TOTAL COMMON STOCKS (COST $37,133,312)                                 41,835,430
==========================================================================================
0.88     PREFERRED STOCKS -- LEISURE SECTOR
0.88     MOVIES & ENTERTAINMENT
         News Corp Ltd Sponsored ADR Representing 4 Pfd
           Ltd Voting Shrs (Cost $315,746)                         13,550          391,866
==========================================================================================
0.00     OPTIONS PURCHASED -- PUTS -- TECHNOLOGY SECTOR
0.00     COMPUTER STORAGE & PERIPHERALS
         Network Appliance, 9/20/2003, $17.50                          36              450
==========================================================================================
0.00     INVESTMENT COMPANIES
         NASDAQ 100 Trust Series 1 Shrs
           9/20/2003, $27.00                                          160              400
           10/18/2003, $27.00                                          66              660
==========================================================================================
                                                                                     1,060
           TOTAL OPTIONS PURCHASED (COST $15,237)                                    1,510
==========================================================================================
3.77     SHORT-TERM INVESTMENTS-- REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated
           8/29/2003 due 9/2/2003 at 0.940%, repurchased
           at $1,677,175 (Collateralized by Student Loan
           Marketing Association, Medium-Term Notes, due
           3/15/2005 at 2.000%, value $1,699,303) (Cost
           $1,677,000)                                       $  1,677,000        1,677,000
==========================================================================================
98.63    TOTAL INVESTMENTS AT VALUE
           (COST $39,141,295)                                                   43,905,806
==========================================================================================
1.37     OTHER ASSETS LESS LIABILITIES                                             609,642
==========================================================================================
100.00   NET ASSETS AT VALUE                                                $   44,515,448
==========================================================================================

(a) Security is non-income producing.

(b) SPDR - Standard & Poor's Depositary Receipts

See Notes to Financial Statements

FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
INVESCO MANAGER SERIES FUNDS, INC.
AUGUST 31, 2003


                                                                             MULTI-SECTOR
                                                                                     FUND
-----------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                               $  39,141,295
=========================================================================================
   At Value(a)                                                              $  43,905,806
Receivables:
   Investment Securities Sold                                                     495,953
   Fund Shares Sold                                                               296,331
   Dividends and Interest                                                          39,608
Prepaid Expenses and Other Assets                                                  37,433
=========================================================================================
TOTAL ASSETS                                                                   44,775,131
=========================================================================================
LIABILITIES
Payables:
   Custodian                                                                        9,411
   Investment Securities Purchased                                                187,740
   Fund Shares Repurchased                                                          8,981
Accrued Distribution Expenses
   Class A                                                                          7,333
   Class B                                                                          6,644
   Class C                                                                          8,344
Accrued Expenses and Other Payables                                                31,230
=========================================================================================
TOTAL LIABILITIES                                                                 259,683
=========================================================================================
NET ASSETS AT VALUE                                                         $  44,515,448
=========================================================================================
NET ASSETS
Paid-in Capital(b)                                                          $  39,081,821
Accumulated Undistributed Net Investment Loss                                     (31,363)
Accumulated Undistributed Net Realized Gain on Investment
   Securities, Foreign Currency Transactions and Option Contracts                 700,483
Net Appreciation of Investment Securities, Foreign Currency
   Transactions and Option Contracts                                            4,764,507
=========================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding                       $  44,515,448
=========================================================================================
NET ASSETS AT VALUE:
   Class A                                                                  $  25,935,299
=========================================================================================
   Class B                                                                  $   8,277,802
=========================================================================================
   Class C                                                                  $  10,302,347
=========================================================================================
Shares Outstanding
   Class A                                                                      1,416,048
   Class B                                                                        455,117
   Class C                                                                        566,874
=========================================================================================
NET ASSET VALUE PER SHARE:
   Class A
      Redemption Price per Share                                            $       18.32
      Offering Price per Share (Maximum sales charge of 5.50%)              $       19.39
   Class B, Offering and Redemption Price per Share                         $       18.19
   Class C, Offering and Redemption Price per Share                         $       18.17
=========================================================================================

(a) Investment  securities  at cost and value at August 31,  2003  includes  a  repurchase agreement of $1,677,000.

(b) The INVESCO  Managers Series Funds,  Inc. have 2 billion  authorized  shares of common stock,  par value of $0.01 per share. Of such shares,  600 million have been allocated to Multi-Sector Fund: 200 million to each Class.

See Notes to Financial Statements


STATEMENT OF OPERATIONS
INVESCO MANAGER SERIES FUNDS, INC.
PERIOD ENDED AUGUST 31, 2003 (NOTE 1)

                                                                    MULTI-SECTOR
                                                                            FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                         $     248,453
Dividends from Affiliated Investment Companies                              446
Interest                                                                 10,921
   Foreign Taxes Withheld                                                (6,553)
================================================================================
   TOTAL INCOME                                                         253,267
================================================================================
EXPENSES
Investment Advisory Fees                                                169,114
Distribution Expenses                                                   139,301
Transfer Agent Fees                                                      40,890
Administrative Services Fees                                             20,064
Custodian Fees and Expenses                                              50,361
Directors' Fees and Expenses                                              6,344
Professional Fees and Expenses                                           34,932
Registration Fees and Expenses
   Class A                                                               16,620
   Class B                                                               15,762
   Class C                                                               15,655
Reports to Shareholders                                                  12,239
Other Expenses                                                            4,579
================================================================================
   TOTAL EXPENSES                                                       525,861
   Fees and Expenses Absorbed/Reimbursed by Investment Adviser           (7,828)
   Fees and Expenses Paid Indirectly                                       (488)
================================================================================
      NET EXPENSES                                                      517,545
================================================================================
NET INVESTMENT LOSS                                                    (264,278)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                                915,793
   Foreign Currency Transactions                                         27,265
   Option Contracts                                                      (9,660)
================================================================================
      Total Net Realized Gain                                           933,398
================================================================================
Change in Net Appreciation/Depreciation of:
   Investment Securities                                              4,752,607
   Foreign Currency Transactions                                         11,900
================================================================================
      Total Change in Net Appreciation/Depreciation                   4,764,507
================================================================================
NET GAIN ON INVESTMENT SECURITIES, FOREIGN CURRENCY
   TRANSACTIONS AND OPTION CONTRACTS                                  5,697,905
================================================================================
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                $   5,433,627
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
MULTI-SECTOR FUND

                                                                          PERIOD
                                                                           ENDED
                                                                       AUGUST 31
--------------------------------------------------------------------------------
                                                                            2003
                                                                        (Note 1)

OPERATIONS
Net Investment Loss                                               $    (264,278)
Net Realized Gain                                                       933,398
Change in Net Appreciation/Depreciation                               4,764,507
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                            5,433,627
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Class A                                                           25,483,314
   Class B                                                            7,402,060
   Class C                                                           10,769,759
================================================================================
                                                                     43,655,133
Amounts Paid for Repurchases of Shares
   Class A                                                           (2,765,577)
   Class B                                                             (261,548)
   Class C                                                           (1,646,187)
================================================================================
                                                                     (4,673,312)
NET INCREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                      38,981,821
================================================================================
TOTAL INCREASE IN NET ASSETS                                         44,415,448
NET ASSETS
Initial Subscription
   Class A                                                               34,000
   Class B                                                               33,000
   Class C                                                               33,000
Beginning of Period                                                          --
================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Loss of ($31,363))                              $  44,515,448
================================================================================

                    ----------------------------------------

FUND SHARE TRANSACTIONS
Initial Subscription
   Class A                                                                2,267
   Class B                                                                2,200
   Class C                                                                2,200
Shares Sold
   Class A                                                            1,586,176
   Class B                                                              468,399
   Class C                                                              670,314
================================================================================
                                                                      2,731,556
Shares Repurchased
   Class A                                                             (172,395)
   Class B                                                              (15,482)
   Class C                                                             (105,640)
================================================================================
                                                                       (293,517)
NET INCREASE IN FUND SHARES                                           2,438,039
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

INVESCO MANAGER SERIES FUNDS, INC.

NOTE 1 -- ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES.  INVESCO Manager
Series Funds, Inc. is incorporated in Maryland and presently consists of one Fund, Multi-Sector Fund (hereafter referred to as the "Fund"). The investment objective of the Fund is to seek capital growth by investing approximately one-fifth of its assets in the equity and equity-related securities of companies doing business in each of the following sectors: energy, financial services, health sciences, leisure and technology. The Fund commenced investment operations on September 4, 2002. INVESCO Manager Series Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. Effective October 1, 2003, the name of INVESCO Manager Series Funds, Inc. will change to A I M Manager Series Funds, Inc.

Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the period ended August 31, 2003, the Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at August 31, 2003 include:

     Cost of Investments for Tax Purposes                           $ 39,336,213
                                                                    ============

     Gross Tax Unrealized Appreciation                              $  4,909,687
     Gross Tax Unrealized Depreciation                                   340,094
                                                                    ------------
     Net Tax Appreciation on Investments                            $  4,569,593
                                                                    ============
     Accumulated Undistributed Ordinary Income                      $    855,166
     Cummulated Effect of Other Timing Differences                         8,872

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation on investments excludes the effect of foreign currency transactions.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cummulative effect of other timing differences includes deferred director's fees and foreign currency transactions.

Due to inherent differences in the recognition of income, expenses and realized gain/losses under accounting principals generally accepted in the United States and federal income tax purposes, permanent and temporary differences between book and tax basis reporting have been identified and appropriately reclassed on the Statement of Assets and Liabilities. The Fund reclassified $232,915 of net investment losses to accumulated undistributed net realized gains.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts would be presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTION CONTRACTS -- The Funds may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written would be reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the period ended August 31, 2003, was as follows:

                                                                    CALL OPTIONS                                 PUT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------

                                                            NUMBER                AMOUNT                NUMBER                AMOUNT
                                                        OF OPTIONS           OF PREMIUMS            OF OPTIONS           OF PREMIUMS
------------------------------------------------------------------------------------------------------------------------------------
Options outstanding at September 4, 2002                         0        $            0                     0        $           0
Options written                                                (98)               18,103                    (8)                 853
Options closed or expired                                       47               (10,862)                    8                 (853)
Options exercised                                               51                (7,241)                    0                    0
Options outstanding at August 31, 2003                           0        $            0                     0        $           0

H. EXPENSES -- The Fund or Class bears expenses incurred specifically on its behalf and, in addition, the Fund or Class bears a portion of general expenses, based on the relative net assets of each Class.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses paid indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to A I M Distributors, Inc. ("ADI" or the "Distributor") effective July 1, 2003, and prior to July 1, 2003 to INVESCO Distributors, Inc. ("IDI"), both are subsidiaries of AMVESCAP PLC. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to the Distributor. Class A shares of the Fund pay compensation to the Distributor at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to the Distributor at a rate of 1.00% of annual average net assets. Of these amounts, the Distributor may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses the Distributor incurs with respect to each Fund in any fiscal year can not be recovered in subsequent years. For the period ended August 31, 2003, amounts paid to the Distributor were $39,074, $40,001 and $37,905, respectively, for Class A, Class B and Class C.

Distribution Expenses for each class as presented in the Statement of Operations for the period ended August 31, 2003 were $46,406, $46,646 and $46,249, respectively, for Class A, Class B and Class C.

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. Aggregate fees collected for such omnibus accounts for the period ended August 31, 2003 amounted to $10,240, of which $3,661 were retained by IFG. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Effective October 1, 2003, A I M Fund Services, Inc. will assume all responsibilities under the existing Transfer Agency Agreement. Transfer agent fees for each class as presented in the Statement of Operations for the period ended August 31, 2003 were $25,603, $7,331 and $7,956, respectively, for Class A, Class B and Class C.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the period ended August 31, 2003, total fees and expenses voluntarily absorbed were $4,312 and $3,516, respectively, for Class B and Class C.

At August 31, 2003, the reimbursement that may potentially be made by the Fund to IFG and that will expire during the year ended August 31, 2006, are as follows, $4,312 and $3,516, respectively, for Class B and Class C. During the period ended August 31, 2003, there were no reimbursements made by any share class.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the period ended August 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $63,205,503 and $26,705,673, respectively.

There were no purchases or sales of U.S. Government securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG, ADI or IDI.

Effective September 4, 2002, the Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under the plan into a new deferred retirement plan and all eligible directors have elected to convert to the new deferred retirement plan.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

Pension expenses, unfunded accrued pension costs and pension liabilities were insignificant for the period ended August 31, 2003.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the period ended August 31, 2003, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                     REALIZED GAIN
                                  PURCHASES                       SALES                  (LOSS) ON
                         ---------------------------------------------------------      INVESTMENT         VALUE AT
AFFILIATE                SHARES              COST       SHARES            PROCEEDS      SECURITIES        8/31/2003
-------------------------------------------------------------------------------------------------------------------
MULTI-SECTOR FUND
INVESCO Treasurer's
   Series Money
   Market Reserve
   Fund               1,640,000      $  1,640,000    1,640,000        $  1,640,000         $    0               --

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the period ended August 31, 2003, there were no such securities lending arrangements for the Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the period ended August 31, 2003, there were no such borrowings and/or lendings for the Fund.

NOTE 7 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the period ended August 31, 2003, there were no such borrowings for the Fund.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Effective August 18, 2003, shares acquired through reinvestment of dividends or other distributions are not charged a CDSC. The CDSC may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the period ended August 31, 2003, the Distributor recieved the following CDSC of $0, $3,608 and $2,754, respectively, from Class A, Class B and Class C shareholders.

NOTE 9 -- ADDITIONAL INFORMATION. On August 12-13 2003, the Board of Directors for the Fund approved a new investment advisory agreement and a new administrative services agreement with A I M Advisors, Inc. The board of directors is also seeking approval for a redomestication of the Fund, changing the domicile and form of organization of the Fund (which is currently organized as Maryland corporation) to a Delaware statutory trust. The above is more fully described in a proxy statement presented for shareholder consideration on August 25, 2003.

              ---------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of INVESCO Manager Series Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Multi-Sector Fund (constituting the INVESCO Manager Series, Inc., hereafter referred to as the "Fund") at August 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for of the period September 4, 2002 (commencement of operations) through August 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 30 2003, by correspondence with the custodian, broker and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
October 9, 2003

FINANCIAL HIGHLIGHTS

MULTI-SECTOR FUND -- CLASS A, CLASS B & CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    CLASS A                  CLASS B                  CLASS C

                                                                     PERIOD                   PERIOD                   PERIOD
                                                                      ENDED                    ENDED                    ENDED
                                                                  AUGUST 31                AUGUST 31                AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                       2003(a)                  2003(a)                  2003(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                         $      15.00            $       15.00             $      15.00
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                                                (0.13)                   (0.07)                   (0.04)
Net Gains on Securities (Both Realized and Unrealized)                 3.45                     3.26                     3.21
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                       3.32                     3.19                     3.17
====================================================================================================================================
Net Asset Value -- End of Period                               $      18.32            $       18.19             $      18.17
====================================================================================================================================

TOTAL RETURN(c)                                                       22.07%(d)                21.27%(d)                21.13%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                     $     25,935            $       8,278             $     10,302
Ratio of Expenses to Average Net Assets(e)(f)                          1.97%(g)                 2.76%(g)                 2.76%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                 (0.85%)(g)               (1.63%)(g)               (1.64%)(g)
Portfolio Turnover Rate                                                 115%(d)                  115%(d)                  115%(d)


(a) From September 4, 2002, inception of Class, to August 31, 2003.

(b) The per share information for Class A was computed based on average shares.

(c) The applicable sales charge for Class A or CDSC for Class B and Class C is not included in the Total Return calculation.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable,  which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of Class B and Class C were voluntarily  absorbed by IFG for the period ended August 31, 2003. If such expenses had not been voluntarily  absorbed,  ratio of expenses to average net assets would have been 2.85%  (annualized) for Class B and
    2.84%  (annualized)  for Class C,  respectively,  and ratio of net investment loss to average net assets would have been (1.72%)
    (annualized) for Class B and (1.72%) (annualized) for Class C, respectively.

(g) Annualized


OTHER INFORMATION

UNAUDITED

The table below provides  information about each of the Independent and Interested  Directors.  Their  affiliations  represent their principal occupations.

                                                                                                NUMBER OF
                                                                                                 FUNDS IN
                         POSITION(S) HELD WITH                                                       FUND
                              COMPANY, TERM OF                                                    COMPLEX                      OTHER
                             OFFICE AND LENGTH                   PRINCIPAL OCCUPATION(S)      OVERSEEN BY              DIRECTORSHIPS
NAME, ADDRESS AND AGE          OF TIME SERVED*                   DURING PAST FIVE YEARS*         DIRECTOR           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Bob R. Baker              Vice Chairman of the                Consultant (2000-present).               47
37 Castle Pines Dr. N.      Board (Since 2003)             Formerly, President and Chief
Castle Rock, Colorado                                      Executive Officer (1988-2000)
                                                          of AMC Cancer Research Center,
Age: 67                                                          Denver, Colorado. Until
                                                                 Mid-December 1988, Vice
                                                          Chairman of the Board of First
                                                                      Columbia Financial
                                                                 Corporation, Englewood,
                                                            Colorado; formerly, Chairman
                                                                  of the Board and Chief
                                                              Executive Officer of First
                                                                      Columbia Financial
                                                                            Corporation.

Sueann Ambron, Ph.D.                  Director              Dean of the Business School,               47
University of Colorado            (Since 2003)                      College of Business,
at Denver                                                      University of Colorado of
1250 14th Street                                                  Denver (2000-present).
Denver, Colorado                                           Formerly, President and Chief
                                                            Executive Officer of Avulet,
Age: 58                                                      Inc., Sunnyvale, California
                                                          (1998-1999); and formerly Vice
                                                          President and General Manager,
                                                           Multimedia Services Division,
                                                             Motorola, Inc., Schaumburg,
                                                                   Illinois (1996-1998).

Victor L. Andrews, Ph.D.              Director              Professor Emeritus, Chairman               47
34 Seawatch Drive                                          Emeritus and Chairman and CFO
Savannah, Georgia                                               of the Roundtable of the
                                                                Department of Finance of
Age: 73                                                    Georgia State University; and
                                                            President, Andrews Financial
                                                            Associates, Inc. (consulting
                                                          firm). Formerly, member of the
                                                                faculties of the Harvard
                                                          Business School; and the Sloan
                                                            School of Management of MIT.

Lawrence H. Budner                    Director               Trust Consultant. Formerly,               47
7608 Glen Albens Circle                                 Senior Vice President and Senior
Dallas, Texas                                          Trust Officer of InterFirst Bank,
                                                                          Dallas, Texas.
Age: 73


OTHER INFORMATION

UNAUDITED

                                                                                                NUMBER OF
                                                                                                 FUNDS IN
                         POSITION(S) HELD WITH                                                       FUND
                              COMPANY, TERM OF                                                    COMPLEX                      OTHER
                             OFFICE AND LENGTH                   PRINCIPAL OCCUPATION(S)      OVERSEEN BY              DIRECTORSHIPS
NAME, ADDRESS AND AGE          OF TIME SERVED*                   DURING PAST FIVE YEARS*         DIRECTOR           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
James T. Bunch                        Director               Co-President and Founder of               47
3600 Republic Plaza               (since 2000)             Green, Manning & Bunch, Ltd.,
370 Seventeenth Street                                                  Denver, Colorado
Denver, Colorado                                             (1988-present); (investment
                                                          banking firm; Director, Policy
Age: 60                                                     Studies, Inc. and Van Gilder
                                                                  Insurance Corporation.
                                                           Formerly, General Counsel and
                                                                 Director of Boettcher &
                                                          Company, Denver, Colorado; and
                                                                  formerly, Chairman and
                                                              Managing Partner of Davis,
                                                                Graham & Stubbs, Denver,
                                                                               Colorado.

Gerald J. Lewis                       Director            Chairman of Lawsuit Resolution               47        Director of General
701 "B" Street                    (since 2000)                      Services, San Diego,                       Chemical Group, Inc.,
Suite 2100                                                    California (1987-present).                      Hampdon, New Hampshire
San Diego, California                                     Formerly, Associate Justice of                    (1996-present). Director
                                                                 the California Court of                             of Wheelabrator
Age: 69                                                         Appeals; and Of Counsel,                         Technologies, Inc.,
                                                            Latham & Watkins, San Diego,                    Fisher Scientific, Inc.,
                                                                 California (1987-1997).                       Henley Manufacturing,
                                                                                                                Inc., and California
                                                                                                            Coastal Properties, Inc.

John W. McIntyre                      Director                Retired. Trustee of Gables               47
7 Piedmont Center                                         Residential Trust. Trustee and
Suite 100                                                      Chairman of the J.M. Tull
Atlanta, Georgia                                                  Charitable Foundation;
                                                           Director of Kaiser Foundation
Age: 72                                                    Health Plans of Georgia, Inc.
                                                          Formerly, Vice Chairman of the
                                                               Board of Directors of The
                                                                   Citizens and Southern
                                                             Corporation and Chairman of
                                                           the Board and Chief Executive
                                                             Officer of The Citizens and
                                                            Southern Georgia Corporation
                                                           and The Citizens and Southern
                                                                National Bank. Formerly,
                                                               Trustee of INVESCO Global
                                                                Health Sciences Fund and
                                                                   Trustee of Employee's
                                                           Retirement System of Georgia,
                                                                       Emory University.

Larry Soll, Ph. D.                    Director            Retired. Formerly, Chairman of               47       Director of Synergen
2358 Sunshine Canyon Dr.          (since 1997)              the Board (1987-1994), Chief                      since incorporation in
Boulder, Colorado                                           Executive Officer (1982-1989                      1982; Director of Isis
                                                            and 1993-1994) and President                       Pharmaceuticals, Inc.
Age: 61                                                    (1982-1989) of Synergen Inc.;
                                                                and formerly, Trustee of
                                                          INVESCO Global Health Sciences
                                                                                   Fund.


OTHER INFORMATION

UNAUDITED

                                                                                                NUMBER OF
                                                                                                 FUNDS IN
                         POSITION(S) HELD WITH                                                       FUND
                              COMPANY, TERM OF                                                    COMPLEX                      OTHER
                             OFFICE AND LENGTH                   PRINCIPAL OCCUPATION(S)      OVERSEEN BY              DIRECTORSHIPS
NAME, ADDRESS AND AGE          OF TIME SERVED*                   DURING PAST FIVE YEARS*         DIRECTOR           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson             Chairman of the             President and Chief Executive               47
4350 South Monaco Street   Board (since 1999).                  Officer A I M Investment
Denver, Colorado           Formerly, President            Management and Chief Executive
                              (1998-2002); and             Officer of the A I M Division
Age: 52                        Chief Executive                           of AMVESCAP PLC
                          Officer (1998-2002).                 (2003-present). Formerly,
                                                                Chief Executive Officer,
                                                              Managed Products Division,
                                                               AMVESCAP PLC (2001-2002).
                                                               Formerly, Chairman of the
                                                            Board (1998-2002), President
                                                                  (1998-2002), and Chief
                                                           Executive Officer (1998-2002)
                                                            of INVESCO Funds Group, Inc.
                                                            and of INVESCO Distributors,
                                                          Inc. Formerly, Chief Operating
                                                             Officer and Chairman of the
                                                          Board of INVESCO Global Health
                                                                Sciences Fund; formerly,
                                                            Chairman and Chief Executive
                                                                  Officer of NationsBanc
                                                           Advisors, Inc.; and formerly,
                                                                 Chairman of NationsBanc
                                                                       Investments, Inc.

Raymond R. Cunningham         President (2001-              President (2001-present) and               47  Director of INVESCO Funds
4350 South Monaco Street       present), Chief                   Chief Executive Officer                    Group, Inc. and Chairman
Denver, Colorado             Executive Officer                 (2003-present) of INVESCO                     of the Board of INVESCO
                            (2003-present) and            Funds Group, Inc.; Chairman of                          Distributors, Inc.
Age: 52                        Director (2001-                 the Board (2003-present),
                           present). Formerly,             President (2003-present), and
                                Vice President                   Chief Executive Officer
                                   (2001-2002).                (2003-present) of INVESCO
                                                            Distributors, Inc. Formerly,
                                                                 Chief Operating Officer
                                                             (2001-2003) and Senior Vice
                                                                President (1999-2002) of
                                                           INVESCO Funds Group, Inc. and
                                                             INVESCO Distributors, Inc.;
                                                               and Formerly, Senior Vice
                                                          President of GT Global - North
                                                                    America (1992-1998).

Richard W. Healey                     Director                  Senior Vice President of               39  Director of INVESCO Funds
4350 South Monaco Street          (since 2000)                INVESCO Funds Group, Inc.;                     Group, Inc. and INVESCO
Denver, Colorado                                                Senior Vice President of                          Distributors, Inc.
                                                              INVESCO Distributors, Inc.
Age: 48                                                            Formerly, Senior Vice
                                                          President of GT Global - North
                                                             America (1996-1998) and The
                                                             Boston Company (1993-1996).


OTHER INFORMATION

UNAUDITED

                                                                                                NUMBER OF
                                                                                                 FUNDS IN
                         POSITION(S) HELD WITH                                                       FUND
                              COMPANY, TERM OF                                                    COMPLEX                      OTHER
                             OFFICE AND LENGTH                   PRINCIPAL OCCUPATION(S)      OVERSEEN BY              DIRECTORSHIPS
NAME, ADDRESS AND AGE          OF TIME SERVED*                   DURING PAST FIVE YEARS*         DIRECTOR           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Glen A. Payne                        Secretary            Senior Vice President, General
4350 South Monaco Street                                        Counsel and Secretary of
Denver, Colorado                                              INVESCO Funds Group, Inc.;
                                                                  Senior Vice President,
Age: 55                                                    Secretary and General Counsel
                                                           of INVESCO Distributors, Inc.
                                                          Formerly, Secretary of INVESCO
                                                            Global Health Sciences Fund;
                                                              General Counsel of INVESCO
                                                          Trust Company (1989-1998); and
                                                           employee of a U.S. regulatory
                                                                agency, Washington, D.C.
                                                                            (1973-1989).

Ronald L. Grooms              Chief Accounting                 Senior Vice President and                   Director of INVESCO Funds
4350 South Monaco Street        Officer, Chief                Treasurer of INVESCO Funds                     Group, Inc. and INVESCO
Denver, Colorado             Financial Officer              Group, Inc.; and Senior Vice                          Distributors, Inc.
                                 and Treasurer                President and Treasurer of
Age: 56                                                       INVESCO Distributors, Inc.
                                                                 Formerly, Treasurer and
                                                                 Principal Financial and
                                                           Accounting Officer of INVESCO
                                                            Global Health Sciences Fund;
                                                           and Senior Vice President and
                                                              Treasurer of INVESCO Trust
                                                                   Company (1988-1998).

William J. Galvin, Jr.     Assistant Secretary                 Senior Vice President and                   Director of INVESCO Funds
4350 South Monaco Street                                  Assistant Secretary of INVESCO                     Group, Inc. and INVESCO
Denver, Colorado                                           Funds Group, Inc.; and Senior                          Distributors, Inc.
                                                            Vice President and Assistant
Age: 47                                                             Secretary of INVESCO
                                                            Distributors, Inc. Formerly,
                                                          Trust Officer of INVESCO Trust
                                                                    Company (1995-1998).

Pamela J. Piro             Assistant Treasurer              Vice President and Assistant
4350 South Monaco Street                                      Treasurer of INVESCO Funds
Denver, Colorado                                              Group, Inc.; and Assistant
                                                                    Treasurer of INVESCO
Age: 43                                                     Distributors, Inc. Formerly,
                                                                Assistant Vice President
                                                                            (1996-1997).

Tane T. Tyler              Assistant Secretary              Vice President and Assistant
4350 South Monaco Street          (since 2002)          General Counsel of INVESCO Funds
Denver, Colorado                                                             Group, Inc.

Age: 38

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

For dividends paid during the fiscal year ended August 31, 2003, the Funds designate qualified dividend income to the maximum extent allowable.

[INVESCO ICON] INVESCO(R)

1-800-525-8085
1-800-959-4246
Automated AIM Investor Line: 1-800-246-5463

AIMinvestments.com

Effective 7/1/03 A I M Distributors, Inc.(SM) became the distributor of the retail INVESCO funds
11 Greenway Plaza, Suite 100, Houston, Texas 77046

This information must be preceded or accompanied by a current prospectus.

AMSF    900527 9/03                                                   I-MSE-AR-1

ITEM 2.  CODE OF ETHICS


             INVESCO FUNDS GROUP, INC. & INVESCO DISTRIBUTORS, INC.
                      CODE OF ETHICS AND BUSINESS POLICIES
                                REVISED JULY 2002

                                  INTRODUCTION
                                  ------------

INVESCO's code of ethics and business policies adhere strictly to sound investment principles and practices and to the highest of ethical standards. Our policies are intended to ensure full conformity to the rules and regulations of our regulatory organizations.

The responsibility for following the policies and procedures rests with you, the employee. While INVESCO has a variety of procedures to oversee compliance, a conscientious, professional, and ethical attitude on your part will ensure that we fulfill the rules, regulations and business customs of our industry.

Every attempt has been made to cover all requirements, however, your good judgment is required for the success of INVESCO's compliance program. You should be familiar with the procedures and policies in this manual.

Occasionally, questions may arise which cannot be answered through this manual. In this instance, questions should be directed to the Legal & Compliance department.

Disciplinary sanctions such as suspension, with or without pay, or termination of employment may be imposed against any person who fails to adhere to the policies and procedures set forth in this manual.

On an annual basis, each INVESCO officer, director, and employee will be required to provide a written certification that he or she has read and understands the policies in the manual, recognizing that he or she is subject to the policies. In addition, on an annual basis each INVESCO officer, director, and employee will be required to certify in writing the disclosure of all personal securities transactions and reportable accounts.

     Questions regarding the contents of this manual should be directed to:

         Stephanie Barres, Director Broker Dealer Compliance, ext. 6475

               Jim Lummanick, Chief Compliance Officer, ext. 6526

                                 CODE OF ETHICS
                                 --------------

As members of an organization serving the public, all employees are guided in their actions by the highest ethical and professional standards.

1.   The  general  conduct  of all  employees  must  at all  times  reflect  the professional nature of the business we are in. INVESCO employees are judicious, accurate, objective and reasonable in dealing with both clients and other parties. The personal integrity of all employees must be beyond the slightest shadow of a doubt.
2. All INVESCO personnel must act within the spirit and the letter of all federal, state, and local laws and regulations pertaining to the securities business.
3. At all times, the interest of the client has precedence over any personal interest.
4. All officers, directors and employees shall obtain prior written approval before placing a securities transaction (as listed in the following INVESCO policies).
5. INVESCO personnel will not accept compensation of any sort for services, from any outside source without the permission of the CEO or their representative.
6. When personal interests conflict with the interests of INVESCO and its clients, the employee will report the conflict to the Legal & Compliance department for resolution.
7. Recommendations and actions of INVESCO are confidential and private matters between INVESCO and its clients. It is INVESCO's policy to prohibit, prior to general public release, the transmission, distribution or communication of any information regarding securities transaction of client accounts except to broker/dealers in the ordinary course of business.
8. No information obtained during the course of employment regarding particular securities (including reports and recommendations of INVESCO) may be transmitted, distributed, or communicated to anyone who is not affiliated with INVESCO. In addition, an employee in possession of this information may not use this information for their own personal gain.
9. The policies and guidelines set forth in this Code of Ethics must be strictly adhered to by all INVESCO employees. Severe disciplinary actions, including dismissal, may be imposed for violations of this Code, including the guidelines that follow.

                                FIDUCIARY CONDUCT
                                -----------------

The following principles will assist us as INVESCO and AMVESCAP employees in governing our conduct as fiduciaries:

1. AMVESCAP seeks to maintain the same high fiduciary standards throughout the world, even though those standards may not be legally required, or even recognized, in some countries.

2. Clients must be provided with timely and accurate information regarding their accounts.

3. Processes have been established for the proper maintenance, control and protection of client assets. Fiduciary assets must be segregated from AMVESCAP assets and property.

4. Fiduciary duties are delegated only when the client consents, and where permitted by applicable law. Reasonable care, skill and caution must be exercised in selection of agents and the review of their performance.

5. INVESCO and AMVESCAP are each responsible for making investment decisions on behalf of clients which conform to the prospectus, contract , or other controlling document.

6. INVESCO and all employees should seek open and responsive relationships with the various industry regulators.

                    GUIDELINES FOR AVOIDING PROHIBITED ACTS
                    ---------------------------------------

INVESCO employees are prohibited from the following ("Prohibited Acts"):

1. Soliciting or recommending purchases, sales or reinvestment in securities not in accordance with the client's investment objectives and guidelines.
2. Attempting to use their influence to cause any client account to purchase, sell or retain any securities for the purpose of seeking any form of personal gain.
3. Warranting the value or price of any security or guaranteeing its future performance.
4. Promising or representing that an issuer of securities will meet its obligations or will fulfill its investment or business objectives in the future.
5. Agreeing to protect a client against loss by repurchasing a security at some future time.
6.   Owning or taking title to any funds or assets of a client.
7. Maintaining a joint brokerage or bank account with any client; sharing any benefit, profit or loss resulting from securities transactions with any client; or entering into any business transaction with any client.
8. Borrowing money or securities from any client, regardless of the relationship between the client and INVESCO representative.
9. Owning, operating, managing or otherwise engaging in or being employed by any outside business activity on either a full-time or part-time basis without the prior written approval of the President or CEO or their representative.
10. Violating or failing to abide by INVESCO's policy designed to detect and prevent insider trading, and INVESCO policy regarding buying and selling AMVESCAP shares or ADRs.
11. Entering orders in any account for which there is no client. Any employee who becomes aware of any conduct which might violate the Prohibited Acts listed above, any laws or regulations, or improper or unauthorized actions, should report such conduct to their supervisor. Any questions about the conduct required by INVESCO should be directed to the Legal & Compliance department.

                               NEED-TO-KNOW POLICY
                               -------------------

  THIS POLICY IS TO BE READ IN CONJUNCTION WITH THE INVESCO PERSONAL SECURITIES
                               TRADING POLICIES.

In conjunction with the policies regarding insider trading and material information, INVESCO maintains a Need-to-Know Policy. This policy has been adopted to prevent even the appearance of impropriety.

As INVESCO diversifies its products and services, we must be aware that potential conflicts may arise. For instance, in the normal course of business with a retirement plan, INVESCO may receive confidential information about the plan's company (such as imminent lay-offs, poor earnings, etc.) that may be material to a portfolio manager holding the stock and trying to determine to buy or sell the securities.

In consideration of our professional responsibilities, and under law, INVESCO must not use nonpublic information improperly to benefit INVESCO, a client, or an individual. INVESCO personnel should always make every effort to avoid even the appearance of misusing nonpublic information.

In light of this, INVESCO employees who have nonpublic information must not disclose it to anyone who does not have a "need to know." This policy, also know as a "Fire Wall," is designed to keep the information confidential. While there may be times in which trading or other activities must be restricted, reliance on a successful operating Fire Wall allows INVESCO to minimize such restrictions. The Fire Wall permits INVESCO personnel in non-affected areas to continue to engage in activities involving a particular company's securities.

Under the Fire Wall policy, those on the "informed" side of the wall have a special duty to ensure that appropriate standards or confidentiality are maintained. For those on the "uninformed" side of the wall, a corresponding duty exists. All INVESCO personnel are prohibited from making any effort to obtain nonpublic information that may be in the possession of other parts of the organization. Again, INVESCO employees who have nonpublic information must not disclose it to anyone who does not have a need to know.

When material information is communicated, whether to other personnel or to those outside the organization, the second person is then "brought over the wall" and is then prohibited from effecting transactions in the concerned company securities until the information is made public. Therefore, extreme care should be taken to ensure that they are not put in a position of nonpublic information about other transactions that might prejudice or inhibit the appropriate performance of their other functions in their normal area of operation.

Any questions as to whether a piece of information is material or should not be communicated should be directed to the Legal & Compliance department of INVESCO.

                              ANTI-MONEY LAUNDERING
                              ---------------------

The attempted use of financial institutions and instruments to launder money is a significant problem that has resulted in the passage of strict laws in many countries. Money laundering attempts to disguise money derived from illegal activity including drug trafficking, terrorism, organized crime, fraud, and many other crimes. Money launderers go to great lengths to hide the sources of their funds. Among the most common stratagems are placing cash in legitimate financial institutions (such as mutual funds), layering between numerous financial institutions, and integrating the laundered proceeds back into the economy as apparently legitimate funds.

INVESCO maintains strict policies regarding this matter. Such policies are outlined in the Supervisory Procedures Manual and should be reviewed for compliance with such procedures. The manual may be obtained through the Legal & Compliance Department.

                                   AML Policy
                                   ----------

                                   ANTI-TRUST
                                   ----------

The laws of many countries are designed to protect consumers from illegal competitive actions such as price fixing and dividing markets. It is AMVESCAP's policy and practice to compete based on the merits of our products and services. We do not fix or control prices with competitors, divide up territories or markets, limit the production or sale of products, boycott certain suppliers or customers, unfairly control or restrict trade in any way, restrict a competitor's marketing practices, or disparage a competitor. We should never discuss products, pricing or markets with competitors with the intent to fix prices or divide markets.

                          INTERNATIONAL TRADE CONTROLS
                          ----------------------------

From time to time, various countries may impose restrictions upon the ability of businesses in their jurisdiction to engage in commerce with designated individuals, countries or companies. These laws are commonly referred to as boycotts or trade embargoes.

Similarly, many countries contribute the names of criminal or terrorist organizations or individuals to a common database and require financial institutions to screen customer lists against the database as part of their "Know Your Customer" obligations. We must be aware of and, where appropriate, adhere to any such restrictions.

                              GIFTS AND GRATUITIES
                              --------------------

This policy is in compliance with the National Association of Securities Dealers Regulation, Inc. (NASDR) Conduct Rule 3060 (a), which states:

No officer, director, or employee of INVESCO shall directly or indirectly accept in any one-year gifts, gratuities or favors in excess of $100 per individual per year from any one broker/dealer without the prior written approval of the Legal & Compliance Department.

In connection with the retail sale or distribution of shares of the INVESCO Funds products (retail, variable, etc.), no officer director, or employee covered by this policy may offer or pay to any broker/dealer anything of material value over $50, and no broker/dealer may solicit or accept anything of material value (over $50). See NASDR Conduct Rules 2820 & 2830.

Gifts or gratuities of any amount to any fiduciary of an existing or prospective ERISA account, or any associated person thereof, should be pre-approved in writing by the Legal & Compliance Department. The U.S. Department of Labor (DOL) has specific regulations regarding this issue which may necessitate a review for individual clients.

Lavish or frequent  entertainment may be considered a gift.

NASDR Rules require that the receipt of a gift or the giving of a gift must be documented. Recordkeeping for gifts received is maintained in the Legal & Compliance Department. Recordkeeping for National and Institutional Sales is maintained by the administrative group of that area and is to be available to regulators or Compliance upon request.

To report a gift, complete the GIFT REPORTING FORM and forward to Stephanie Barres, Mail Stop 50-101.

                          ACTIVITIES OUTSIDE OF INVESCO
                          -----------------------------

If you wish to accept a position with a corporation (public or private), charitable organization, foundation or similar group, you should seek prior approval. Submit a memorandum, detailing the proposed activity to your supervisor, the President or Chief Executive Officer and to the General Counsel. Please use the OUTSIDE ACTIVITIES FORM to report your proposed employment.

The memorandum should state the compensation or benefits, direct or indirect, that you will receive from your participation and the nature of the time commitment involved. These types of requests will be treated on a case-by-case basis with the interests of INVESCO and its clients being paramount.

                      PARTICIPATING IN A BOARD OF DIRECTORS
                      -------------------------------------

Employees may be asked to serve on the Board of Directors of another company, whether for profit or not-for-profit, charitable foundations, etc. Approval for such a position must be obtained.

If authorization to serve on the board of directors of a company is granted, the INVESCO officer, director or employee serving as a director shall refrain from any direct or indirect involvement in the consideration for purchase or sale and in the purchase or sale by any INVESCO client. For example, securities of the company of which the INVESCO officer, director or employee serves as a director, or any securities of an affiliate of such company, should not be purchased for INVESCO clients.

As an outside board member or officer, an employee may come into possession of material non-public information about the outside company, or other public companies. It is critical that a proper information barrier be in place between AMVESCAP business units and the outside organization, and that the employee does not communicate such information to other AMVESCAP employees or business units in violation of any such information barrier.

                                   GUIDELINES
                                   ----------

There is no absolute prohibition on an INVESCO employee participating in outside activities. As a practical matter, however, there may be circumstances in which it would not be in INVESCO's best interest to allow employees to participate in outside activities. The first consideration must be whether the activity will take so much of the employee's time that it will affect his or her performance. As important, however, is whether the activity will subject the employee to conflicts of interest that will reflect poorly on both him or her and INVESCO.

Our business is such that we must adhere strictly to the highest ethical standards and strive to avoid even the appearance of impropriety and conflict. It is impossible to anticipate every conflict that may arise, but activities should be limited to those that have the least probability of creating them. For example, serving on the board of a publicly traded company has clear potential for conflict, while serving on the board of a charitable organization generally does not normally pose a conflict.

Another consideration is that under the law, INVESCO and its employees must not use non-public material information improperly to benefit themselves or INVESCO's clients. It is conceivable, for example, that as an advisory board member, you may receive material non-public information about certain public companies. If this occurs, you would be prohibited from effecting transactions (either for your account or client accounts) until the information either is made available to the public or ceases to be material. You would also be required to keep the information confidential and, pursuant to our Code of Ethics and Insider Trading Policies, avoid using the information to effect trades.

Additionally, even if you are positive that you do not have any "insider information," unforeseen market events may make it look as if you did -- e.g., you sell securities of a company that subsequently reports an adverse event
(e.g., loss of a major customer, departure of key employees, etc.). It is virtually impossible to prove a negative -- that you didn't know about the event -- and it may make it difficult to win any lawsuit that is brought or to mitigate any resulting adverse publicity.

                              BUSINESS CARD POLICY
                              --------------------

It is the policy of INVESCO, that the business cards of the officers and employees of INVESCO be accurate, clear, and not misleading to the recipient. The SEC and NASDR categorize business cards as advertising material, and thus apply all general marketing rules to business cards. Accordingly, when developing and disseminating business cards, certain guidelines should be followed. Also, as with all advertising and marketing materials, approval should be obtained from the Legal & Compliance department.

Standard INVESCO business cards prepared by the Marketing Communications group meet all the necessary requirements. INVESCO Funds employees should only use business cards ordered from the Communications group.

All  business  cards  and  stationary  must  list  the  appropriate   Office  of
Supervisory Jurisdiction (OSJ) as registered with the NASD.

               ANTI-BRIBERY AND DEALINGS WITH GOVERNMENT OFFICIALS
               ---------------------------------------------------

Many of the countries in which AMVESCAP conducts its business prohibit the improper influencing of governmental officials by the payment of bribes, gifts, political contributions, lavish hospitality or by other means. Our policy requires adherence to those restrictions.

In general, all travel and entertainment we provide to governmental officials must be pre-approved within the appropriate AMVESCAP business unit. If approved, a written confirmation that such expenses do not violate local law must be obtained from an appropriate third party (e.g., the business unit's legal counsel or the government official's supervisor).

Gifts, other than those of nominal value, may not be given to or accepted from such officials. These prohibitions extend to any consultants or agents we may retain on behalf of AMVESCAP.

                EMPLOYEE POLITICAL AND CHARITABLE CONTRIBUTIONS
                -----------------------------------------------

INVESCO realizes, as active members of the community and involved citizens, its employees often participate in political and charitable projects and activities that may include donations and contributions by employees to political candidates or charitable organizations.

Although INVESCO encourages civic and community involvement by its employees, INVESCO desires to avoid any situation that raises a conflict of interest or that creates an appearance of impropriety in the context of INVESCO's business relationships. Specifically, this policy prohibits employees from making political or charitable contributions when the solicitation or request for such contributions implies that continued or future business with INVESCO depends on making such a contribution. Similarly, no contribution should be made that creates the appearance that INVESCO stands to benefit from a business relationship because of an employee's contribution.

We may not, under any circumstances, use Company funds to make political contributions without prior approval, nor may we represent our personal political views as being those of the Company.

                             CAMPAIGN CONTRIBUTIONS
                             ----------------------

Both federal and state campaign finance laws include limits on political contributions that employees may make. Under federal law, the maximum amount an individual may contribute to a political candidate is $1,000 per election. The limits imposed by state law vary.

All contributions made by employees must be entirely voluntary and should only be in an amount that is determined by the employee. Additionally, the contribution should be unlikely to influence the candidate's judgment regarding any continued or future business with INVESCO. No contributions should be made that create the appearance of any of the conflicts discussed. In no case may any contribution exceed the applicable federal or state limitations.

If an employee is unsure if a particular political contribution would be in compliance with this policy, they should consult the Legal & Compliance department.

                         CONTRACT RECORDKEEPING & REVIEW
                         -------------------------------

INVESCO requires that all contractual relationships entered into with unaffiliated entities be in writing, reviewed and approved by the Legal and Compliance Department, and fully executed by all parties. In addition, INVESCO monitors all current contracts for amendment to reflect changed circumstances, tracks the expiration date for timely renewal if necessary, superceding events, and other activities that could affect the contractual relationship.

INVESCO's Legal and Compliance Department has instituted procedures to ensure that these minimum requirements are fully met. All contracts should be submitted to the Legal & Compliance Department for review prior to signing the contract.

All signed original agreements entered into on behalf of INVESCO should be sent to the Legal & Compliance department for inclusion in the contract database and for disaster recovery purposes.

Only officers (Assistant Vice President, Vice President, and Senior Vice President) of INVESCO Funds Group, Inc., and of INVESCO Distributors, Inc., may sign contracts on behalf of INVESCO. Contact your department head to determine the appropriate officer to sign a contract.

                             PERFORMANCE DATA SOURCE
                             -----------------------

Mutual fund performance calculations provide a way to measure whether a mutual fund's investments are providing a profit to its shareholders. Performance measurement also offers a common basis for investors to compare one mutual fund against another mutual fund. To provide information that accurately reflects the financial status of a fund, the SEC and other industry organizations and accounting authorities specify various methods of computing mutual fund "performance." These methods include "total return" and "average annual return," among others.

In addition, the SEC and the NASD specify very strictly not only the performance calculation methods, but the way in which those calculations must be presented in prospectuses, advertising and sales literature, and indeed, in every communication of mutual fund "performance" to the public.

The SEC and other regulators impose penalties for violation of the various regulations relating to calculation and use of performance numbers. To ensure total compliance, INVESCO must strictly control the source and use of its mutual funds' performance statistics. The Financial Reports area of the INVESCO Portfolio Accounting Department is the sole source of INVESCO Mutual Fund performance calculations. Reference may be made to invescofunds.com website total return performance displays, as the Financial Reports department reviews this information on a daily and monthly basis.

ONLY FINANCIAL REPORTS' PERFORMANCE CALCULATIONS MAY BE USED OR REFERENCED BY ANY EMPLOYEE, CLIENT REPRESENTATIVE, OR OTHER PERSON IN ANY CAPACITY PURPORTING TO SPEAK ON BEHALF OF THE INVESCO MUTUAL FUNDS.

                                   COMPLAINTS
                                   ----------

The complaint process is governed by both the SEC and NASD. If a complaint is received in an official letter from the SEC, NASD, State or other regulatory organization, immediately send all original paperwork to Director of Broker Dealer Compliance in Legal & Compliance Department.

Complaints from shareholders are addressed through the Transfer Agency as outlined in INVESCO's Supervisory Procedures Manual.

Complaints regarding non-shareholder matters (for example, complaints regarding separately-managed accounts) are generally resolved by the Investment Division and/or Institutional Sales. The Legal & Compliance Department should be advised of the existence of such complaints and the ultimate resolution.

Employee's should ensure that all complaints are addressed in a timely fashion. Contact Legal and Compliance with questions regarding such items.

                         COMMUNICATIONS WITH REGULATORS
                         ------------------------------

It is the policy of INVESCO to cooperate fully with regulatory agencies. Most inquiries from regulators are of a routine nature. At the same time, however, even a casual inquiry from a regulatory agency may develop into a non-routine matter. This most often occurs due to misunderstandings over the information that the regulator is seeking, or statements made by people without a full knowledge of the facts. Moreover, even routine regulatory requests often involve interview with employees and production of records, which can be time-consuming. Finally, there have been instances in which persons have attempted to obtain confidential information by impersonating regulators. While such misrepresentation is blatantly illegal, it has occurred.

Our principal regulators - the Securities and Exchange Commission (SEC) and the National Association of Securities Dealers, Inc. (NASD) - are aware of the issues that their requests can raise. For that reason, the SEC, NASD and other regulators generally initiate their contacts with INVESCO through the Legal and Compliance Department. That way, the Legal and Compliance Department can ascertain quickly the scope of the inquiry and arrange to provide any information sought in a manner that is most efficient for the regulator and least disruptive to our business operations.

For these reasons, any contact by a regulatory agency must be referred immediately to the Chief Compliance Officer, Assistant General Counsel or
General Counsel. If the initial contact is made by telephone, simply and politely advise the caller that it is INVESCO's policy to direct any regulatory inquiry to the Legal and Compliance Department, and then transfer the call.

                        PENDING OR THREATENED LITIGATION
                        --------------------------------

INVESCO continuously strives to meet and exceed the highest standards in the conduct of its own business, and expects no less of the companies and personnel with which it has legal, commercial and investment relationships. However, the possibility always exists that INVESCO may become involved in litigation, either in its own respect or as a result of its advisory or other status with respect to the INVESCO Mutual Funds and its other investment accounts.

In virtually all instances, INVESCO receives formal notice of litigation by what is called "service of process." This is often done by hand delivery of the legal complaint and accompanying documents to the INVESCO offices, and, occasionally, by mail. When process is presented for service upon INVESCO Funds Group, INVESCO Distributors, Inc., the INVESCO Mutual Funds or other INVESCO affiliated entity, the INVESCO public receptionist is directed to call the INVESCO Legal & Compliance Department, which shall notify and direct an appropriate Company officer to accept such service on behalf of INVESCO. The INVESCO public receptionist and INVESCO mailroom are directed to forward to the INVESCO Legal & Compliance Department all litigation materials received via hand delivery, U.S. Postal Service, or any other delivery service.

INVESCO's General Counsel is responsible for all matters involving litigation initiated by or filed against INVESCO, although the General Counsel may delegate to selected Legal and Compliance Department staff such matters as the General Counsel deems appropriate and necessary. The General Counsel (or designee) shall coordinate with INVESCO's Company Affairs (Public Relations) department preparation and release of all litigation-related communications directed to the public. INVESCO's General Counsel reports on all pending, threatened or existing litigation to the executive management of INVESCO on a periodic basis, and as events develop, and shall proceed in litigation matters as the executive management of INVESCO may direct.

                  Corporate Information Systems Security Policy
                  ---------------------------------------------

This policy is an addendum to the IFG and IDI Code of Ethics and Business Policies Manual. All employees are responsible for the compliance with the Corporate Information Systems Security Policy.

Questions regarding this policy should be addressed with each employees department manager and then with their department's IT liaison.


                  INVESCO PERSONAL SECURITIES TRADING POLICIES

             (Substantially identical to the policies applicable to
                         all AMVESCAP entities Globally)

                       I. CORE PRINCIPLES (ALL EMPLOYEES)

     A. Employees have a duty to serve the best interests of clients and not to engage in conduct that is in conflict with such interests.

     B.   Employees are prohibited from misusing "inside information".

     C. Employees are permitted to acquire shares of AMVESCAP PLC ("AMVESCAP") through authorized share purchase schemes (including the AMVESCAP International Sharesave Plan) and otherwise in a manner consistent with applicable law.

     D. Employees are encouraged to invest in mutual funds, unit trusts and other collective investment vehicles sponsored by subsidiaries of AMVESCAP.

     E. Subject to certain exceptions set forth in these Policies employees are permitted to invest in other securities if they observe applicable laws and regulations and both the letter and spirit of these Policies.

             II. PROHIBITION AGAINST INSIDER TRADING (ALL EMPLOYEES)

     A. TERMS AND DEFINITIONS - As used in this Section II, certain key terms have the following meanings:

          1. "INSIDER" - The concept of "Insider" is broad, and includes at a minimum all directors, officers and employees of a company. Directors, officers and employees of AMVESCAP and its subsidiary companies are deemed to be Insiders of AMVESCAP. In addition, any person may be a temporary Insider if he/she enters into a special, confidential relationship with a company in the conduct of its affairs and, as a result, has access to non-public information developed for the company's purposes. Thus, any person associated with AMVESCAP or any of its subsidiaries may become a temporary Insider of a company which is advised by a subsidiary or for which a subsidiary performs other services. Temporary Insiders of a company may also include, for example, its attorneys, accountants, consultants and other agents, or employees of its bank lenders and major customers.

          2. "INSIDER TRADING" - While the law concerning "Insider Trading" is not static, it generally includes: (1) trading by an Insider while in possession of Material or Market/Price Sensitive Non-Public Information; (2) trading by non-insiders while in possession of Material or Market/Price Sensitive Non-Public Information either improperly obtained by the non-insider or disclosed to the non-insider by an Insider in violation of the Insider's duty to keep it confidential; and (3) communicating Material or Market/Price Sensitive Non-Public Information to others.

          3. "MATERIAL INFORMATION" (U.S. terminology) and "Market or Price Sensitive Information" (U.K. terminology) - These terms generally include (1) any information that a reasonable investor would likely consider to be important to making an investment decision; and (2) any information that is reasonably certain to have a substantial effect on the price of a company's securities.
               Examples of Material or Market/Price Sensitive Information include (but are not limited to) changes in dividends or dividend policy, earnings estimates or changes in previously released earnings estimates, developments concerning significant merger or acquisition proposals, developments in major litigation, and significant changes in management.

          4. "NON-PUBLIC INFORMATION" - Information is "non-public" until it has been effectively communicated to the market and the market has had time to "absorb" the information. For example, information found in a report filed with the Securities and Exchange Commission, or appearing in Dow Jones, Reuters Economic Services, The Wall Street Journal or other publications of general circulation would be considered public.

     B. GENERAL PROHIBITION - All Directors, officers and employees (including contract employees and part-time personnel) of AMVESCAP, its subsidiaries and affiliated companies worldwide, are prohibited from engaging in Insider Trading. This prohibition applies to both personal and client accounts.

     C. REPORTING OBLIGATION - Any Director, officer or employee (including any contract or part-time employee) who possesses or believes that he/she may possess Material or Market/Price Sensitive Non-Public Information about any issuer of securities must report the matter immediately to the Legal & Compliance department, which will review the matter and provide further instructions as to the appropriate handling of the information.

           III. POLICIES AND PROCEDURES GOVERNING PERSONAL SECURITIES
                             TRANSACTIONS GENERALLY

     A.   COVERED  PERSONS  - The  policies  and  procedures  set  forth in this
          Section III apply to Directors, officers and employees of AMVESCAP, its subsidiaries and affiliated companies ("AMVESCAP Companies") who are deemed to be "Covered Persons" as defined herein. The term "Covered Persons" includes all such Directors, officers and employees except those who have been determined to be "Exempt Persons" by the relevant management committee of an operating division of AMVESCAP or its designee ("Relevant Management Committee").

     B. EXEMPT PERSONS - An "Exempt Person" must meet all of the following criteria:

               1. Work in a position which is unrelated to any AMVESCAP Company's investment management, investment policy or investment strategy activities and who has no day-to-day access to information on current investment strategy, portfolio holdings and portfolio transactions;

               2. Demonstrate lack of day-to-day access to such information by factors such as physical separation (e.g. employment in a facility physically separated from the locations where investment-related activities occur) and lack of access to computer systems that would provide access to portfolio information;

               3. Annually sign a statement to the effect that such person has no actual access to such information, and that if he/she comes into contact with such information he/she will promptly notify the Legal & Compliance department who will determine, based on a review of the employee's circumstances, whether he/she may continue to be designated as an "Exempt Person".

                    NOTE: Each exempt person's status will be reviewed periodically by the Legal & Compliance Department. If any one of the above requirements is not met, the employee will immediately be considered to be a covered person.

     C. GENERAL POLICY

               1. Covered Persons may not engage in personal securities transactions that create an actual or potential conflict of interest with client trading activity. Thus Covered Persons have a fiduciary responsibility to ensure that all client trading activity in a security is completed before engaging in personal securities transact

               2. For purposes of this Section III the term "personal securities transaction" includes any transaction by a Covered Person for a "Covered Account", defined as any account: (a) in which a Covered Person has a direct or indirect financial interest; or (b) over which such Covered Person has direct or indirect control over the purchase or sale of securities. Such Covered Accounts may include, but are not limited to, accounts of a spouse, minor child, relative, friend, or personal business associate.

     D.   PRE-CLEARANCE REQUIREMENTS

               1.   General Requirement:

               a. A Covered Person may not engage in a personal securities transaction unless it has been pre-cleared by the Legal & Compliance department following a determination that the transaction does not give rise to an actual or potential conflict of interest with client activity in the same security. This determination shall not be made, and pre-clearance shall not be given, if there has been a client account transaction in the same security within seven (7) calendar days of the proposed personal securities transaction (the "7-Day Rule").

               b. Subject to oversight by the Relevant Management Committee, the Legal & Compliance department has responsibility for setting the policy for determining which client accounts will be matched against each Covered Person's personal securities transactions.

               c. The pre-clearance requirements and procedures set forth in this paragraph D apply to personal securities transactions in any security that is not the subject of an exception set forth in paragraph F below, and specifically apply to transactions in shares of AMVESCAP and to transactions in shares of closed-end investment companies and closed-end investment trusts managed by an AMVESCAP company.

               d. In the case of personal securities transactions involving the purchase or sale of an option on an equity security, the Legal & Compliance department will determine whether to pre-clear the transaction by matching the personal securities transaction against client account activity in both the option and the underlying security.

               e. It shall be the responsibility of the Legal & Compliance department following pre-clearance of a personal securities transaction, to monitor client account activity in the same security for the following seven (7) calendar days to determine whether the appearance of a conflict is present, either in conjunction with a particular transaction or as the result of a pattern of trading activity and, if so, whether any additional action (such as disgorgement of profits) is warranted.

          2. PRE-CLEARANCE PROCEDURES - The Legal & Compliance Department shall be responsible for setting appropriate procedures (and documentation) to carry out the pre-clearance requirements set forth in this paragraph D. These procedures shall include the following:

          a. A Covered Person must complete and submit to the Legal & Compliance department a pre-clearance request form setting forth details of each proposed personal securities transaction;

          b. The Legal & Compliance department will review the form and notify the covered person whether the request is authorized or denied (as time-stamped on the form).

               1.   Investment  Division  personnel  should seek final  approval
                    from  the  Chief  Investment   Officer;   and  Trading  Desk
                    personnel should seek approval from the Head Trader.

          c. The Covered Person is permitted to trade WITHIN ONE TRADING DAY following the date of approval. If the trade is not executed during the time period a new pre-clearance request form must be submitted.

          3.   DE MINIMIS EXEMPTION

               A pre-clearance request relating to a proposed personal securities transaction involving 2,000 or fewer shares (or 20 or fewer contracts, in the case of options) of an issuer that has at least US $1 billion (or non-US. currency equivalent) in market capitalization shall not be subject to the 7-Day Rule or other provisions of sub-paragraph D.1, provided that:

               (a) Any pre-clearance approval given for such transaction shall be valid for ten (10) calendar days only; and

               (b) The de minimis exemption may be used once every thirty (30) days for a specific security.

     E.   REPORTING REQUIREMENTS

          1. INITIAL REPORTS BY COVERED PERSONS - Within 10 days of commencement of employment each Covered Person must provide to the Legal & Compliance department a complete list of all of his or her Covered Accounts, including individual securities held within those accounts or in certificate form.
          2. REPORTS OF TRADE CONFIRMATIONS - Within (ten) 10 calendar days of settlement of each personal securities transaction, the Covered Person engaging in the transaction must submit or ensure their broker mails a duplicate copy of the broker-dealer confirmation for such transaction to the Legal & Compliance department. (Note:
               The duplicate confirmation must be generated by the broker-dealer and mailed directly to the legal/compliance department. Employee delivered Photostat copies are not acceptable unless requested by the Legal & Compliance department.)

          3. ANNUAL UPDATE AND CERTIFICATION - No later that February 1 of each year, each Covered Person must file with the legal/compliance department an annual account statement that lists, as of December 31 of each prior year, all Covered Accounts of such Covered Person and all securities holdings of such Covered Accounts. Annually, each Covered Person must execute and provide his/her legal/compliance department with a certificate of compliance with these Policies and any other personal trading policies then in effect which apply to such Covered Person.

     F.   EXCEPTIONS TO PRE-CLEARANCE AND REPORTING REQUIREMENTS

          1.   The   following   securities   are  not  subject  to  either  the
               pre-clearance requirements or the reporting requirements set forth in this Section III:

               a. Open-end mutual funds and open-end unit trusts, other than INVESCO Funds accounts.

               b. Variable annuities, variable life products and other similar unit-based insurance products issued by insurance companies and insurance company separate accounts.

               c.   U.S. (Federal)  Government  Securities,  and d. Money market
                    instruments   (as   defined   by  the  Legal  &   Compliance
                    department).

          2. INDEPENDENT DIRECTORS - Personal securities transactions of an Independent Director of AMVESCAP are not subject to either the pre-clearance or reporting requirements set forth in this Section III except with respect to personal securities transactions in the shares of AMVESCAP or shares of any closed-end investment company or investment trust served by such Independent Director in a Director or Trustee capacity. For purposes of this exception, the term "Independent Director" includes (a) any Director of AMVESCAP (i) who is neither an officer nor employee of AMVESCAP or of any AMVESCAP Company, or (ii) who is not otherwise "connected with" AMVESCAP or any AMVESCAP Company within the meaning of the London Stock Exchange Yellow Book;

          3. Personal securities transactions in the following are NOT SUBJECT TO THE PRE-CLEARANCE REQUIREMENTS set forth in this Section III BUT ARE SUBJECT TO THE REPORTING REQUIREMENTS:

                    o    INVESCO Funds mutual fund accounts;
                    o    Securities    acquired   through   automatic   dividend
                         reinvestment plans;
                    o Securities acquired through the receipt or exercise of rights or warrants issued by a company on a pro rata basis to all holders of a class of security;
                    o    A City Index (e.g., IG Index) (UK only);
                    o    Futures contracts;
                    o    Commodities contracts;
                    o Futures or Options on a stock market index, a foreign currency or commodity; and
                    o Exchange Traded Funds (ETFs) such as NASDAQ 100 shares, S & P Depository Receipts, etc.

          4. DELEGATED DISCRETIONARY ACCOUNTS - Pre-clearance is not required for transactions in a Covered Account as to which a Covered Person is not exercising power over investment discretion, provided that:

                    a. The Covered Account is the subject of a written contract providing for the delegation by the Covered Person of substantially all investment discretion to another party;

                    b. The Covered Person has provided the Legal & Compliance department with a copy of such written agreement and a Pre-Approval Request;

                    c. The Covered Person certifies in writing that he/she has not discussed, and will not discuss, potential investment decisions with the party to whom investment discretion has been delegated; and

                    d. The Covered Person complies with all reporting requirements outlined in paragraph E above, and also provides or makes provision for the delivery of monthly and/or quarterly statements of discretionary account holdings to the Legal & Compliance department.

               THE FOREGOING EXCEPTION FROM THE PRE-CLEARANCE REQUIREMENT DOES NOT APPLY TO TRANSACTIONS BY A DELEGATED DISCRETIONARY ACCOUNT IN SHARES OF AMVESCAP. All employees are required to notify parties to whom they have delegated investment discretion that such discretion may not be exercised to purchase shares of AMVESCAP and that any sales of AMVESCAP shares by a Covered Account which is the subject of delegated investment discretion are subject to the pre-clearance and reporting requirements set forth in this
               Section III and the policies and provisions set forth in Section IV below.

     G. RESTRICTIONS ON CERTAIN ACTIVITIES

     In order to avoid even the appearance of conduct that might be deemed contrary to a client's best interests, Covered Persons (other than Independent Directors of AMVESCAP) are subject to the following additional restrictions and prohibitions relating to certain investment activities and related conduct:

          1.   PROHIBITION  AGAINST TRADING IN SECURITIES ON "RESTRICTED LISTS":
               It is recognized that there may be occasions when AMVESCAP, an AMVESCAP Company, or a Covered Person who is a key executive of AMVESCAP or an AMVESCAP Company, may have a special relationship with an issuer of securities. In such occasions the Board of Directors of AMVESCAP or the Relevant Management Committee may decide to place the securities of such issuer on a "restricted list", to be maintained by the Legal & Compliance department. All employees are prohibited from engaging in any personal securities transactions in a security on a "restricted list".

          2. PROHIBITION AGAINST SHORT-TERM TRADING ACTIVITIES: Covered Persons are prohibited from profiting in an "opposite transaction" in the same security within 60 days of its purchase or sale. Generally, only those securities requiring pre-clearance are subject to this Short-Term Trading Prohibition. However, while options and futures transactions are generally not subject to this Short-Term Trading Prohibition, such transactions may not be used to circumvent the prohibition.

          3.   PROHIBITION  AGAINST SHORT SALES:
               Covered Persons are prohibited from engaging in short sales of securities.

          4.   PROHIBITION AGAINST PURCHASES IN INITIAL PUBLIC OFFERINGS:
               Covered Persons are prohibited from purchasing securities in initial public offerings except in those circumstances where different amounts of such offerings are specified for different investor types (e.g. private investors and institutional investors) and the purchase has been pre-cleared by the Legal &
               Compliance department on the basis that it is not likely to create any actual or potential conflict of interest.

          5. RESTRICTIONS ON THE PURCHASE OF RESTRICTED SECURITIES ISSUED BY PUBLIC COMPANIES:
               Generally, Covered Persons are discouraged from investing in restricted securities of public companies. A Covered Person may purchase such securities if the purchase has been pre-cleared by the Legal & Compliance department following a determination that the proposed transaction does not present any actual or potential conflict of interest.

          6.   RESTRICTIONS ON PRIVATE PLACEMENTS (INCLUDING HEDGE FUNDS):
               A Covered Person may not purchase or sell any security obtained through a private placement (including the purchase or sale of an interest in a so-called "hedge fund") unless such transaction has been pre-cleared by the Legal & Compliance department following a determination that the proposed transaction does not present any actual or potential conflict of interest.
               In addition, if a Covered Person owning securities of a privately held company knows that the company is proposing to engage in a public offering involving securities of that company (whether or not such securities are of the same class as the securities held by such Covered Person), he/she must disclose this information to the Legal & Compliance department which will determine whether further action should be taken.

          7.   PARTICIPATION IN INVESTMENT CLUBS:
               A Covered Person is prohibited from participating in an investment club unless such participation has been pre-cleared
               (form) by the Legal & Compliance department following its determination that the following conditions have been satisfied:

                    a. the Covered Person's participation does not create any actual or potential conflict of interest;

                    b.   the  Covered   Person   does  not  control   investment
                         decision-making for the investment club; and

                    c. the Covered Person has made satisfactory arrangements to ensure that duplicate trade confirmations of investment club activity and quarterly statements of investment club holdings are provided to the Legal & Compliance department by brokers acting on behalf of the investment club.

               Should the Covered Person contribute, but not necessarily control, investment decision-making for the investment club, all transactions by the investment club would be subject to pre-clearance.

               Note: Exemption from trading pre-clearance for Investment Club participation may be made by the Legal & Compliance department. Such account activity will be periodically reviewed and if deemed necessary, the pre-clearance exemption may be revoked at any time.

               THE FOREGOING EXCEPTION FROM THE PRE-CLEARANCE REQUIREMENT DOES NOT APPLY TO TRANSACTIONS IN SHARES OF AMVESCAP PLC. All employees are required to notify parties with whom they participate in investment clubs with, that the club may not purchase or sell shares of AMVESCAP without prior clearance, and such transaction in AMVESCAP shares by a Covered Account are subject to the pre-clearance and reporting requirements set forth in this Section III and the policies and provisions set forth in
               Section IV below.

     IV.  TRANSACTIONS IN SHARES OF AMVESCAP PLC

                                 (ALL EMPLOYEES)

          A. Personal securities transactions in shares of AMVESCAP PLC by Directors, officers and employees of AMVESCAP and the AMVESCAP Companies are governed by AMVESCAP's Share Dealing Code (the "Code", a copy of which is attached hereto) adopted in accordance with requirements of the London Stock Exchange. The Code is incorporated by reference and made a part of these Policies so that a violation of the Code is also deemed a violation of these Policies. Among other provisions the Code generally prohibits all trading in AMVESCAP shares during certain defined "closed periods" which are typically two calendar months before annual results and earnings announcements and one calendar month before quarterly results and earnings announcements.

          B.   The  prohibitions  against  insider  trading  set forth  above in
               Section II of these Policies and the pre-clearance and reporting provisions set forth above in Section III of these Policies apply to personal securities transactions in shares of AMVESCAP.

          C. The foregoing provisions apply to all Directors, officers and employees of AMVESCAP, including both Covered Persons and Exempt Persons as defined in Section III, and apply to all personal securities transactions by or for the benefit of such persons, including transactions in discretionary accounts maintained for such persons.

          AMVESCAP OPTIONS AND SHARES TRANSACTIONS

               Purchases and sales of AMVESCAP shares (including ordinary shares and ADRs) is any INVESCO or AMVESCAP employee benefit accounts are subject to controls enforced by the plan administrator. Accordingly, these transactions are not subject to pre-clearance. ANY OTHER PURCHASES AND SALES OF AMVESCAP ORDINARY SHARES AND ADRS, HOWEVER, ARE SUBJECT TO PRE-CLEARANCE UNDER THE ABOVE RULES AND PROCEDURES.

               Additionally, except as part of an INVESCO or AMVESCAP employee benefit program, Covered Persons are prohibited from engaging in any transactions in options on AMVESCAP securities.

     V.   ADMINISTRATION OF POLICIES (ALL EMPLOYEES)

          A. WITH THE EXCEPTION OF PART IV ABOVE, administration of these Policies is the responsibility of the various Legal & Compliance departments within the AMVESCAP group, subject to general oversight by the Relevant Management Committees.

          B. RESPONSIBILITY for the administration of these Policies as they relate to transactions in AMVESCAP shares (Part IV above) rests jointly with the AMVESCAP Company Secretary, responsible for interpretations of the Code; its Group Compliance Officer, responsible for determinations made in the event of possible violations of the Code or of these Policies; and its various Legal & Compliance departments, responsible for pre-clearance and reporting of transactions. In any event, responsibility for these Policies as they pertain to trading in AMVESCAP shares is subject to general oversight by the AMVESCAP Board of Directors.

          C.   ADMINISTRATIVE RESPONSIBILITY FOR THESE POLICIES INCLUDES:

               1. The authority to adopt such forms and procedures as may be appropriate to implement these Policies;

               2. The authority to recommend and to implement policies that are more restrictive than those set forth in these Policies;

               3. The authority, on a case by case basis, and to a limited extent, to approve exceptions from any of the prohibitions, restrictions or procedures set forth in Part III of these Policies; and

               4. The authority to review violations of the Policies and to recommend to the Relevant Management Committee (or to the AMVESCAP Board of Directors in the case of violation of the Policies set forth in Part IV), such penalties and sanctions as may be appropriate under the circumstances.

          D.   EXCEPTIONS - Where  exceptions are approved under  subparagraph C
               (3) above, a determination shall be made, in the case of each such exception, that it is consistent with the Core Principles set forth in Section I of these Policies and that it does not create an actual or potential conflict of interest. The approval of the exception and the circumstances surrounding such approval shall be noted in writing and reported to the Relevant Management Committee at the next available opportunity.

          E.   PENALTIES AND SANCTIONS

               1.   Persons  who are  found to have  violated  the  prohibitions against Insider Trading set forth in Section II of these Policies may be subject to severe penalties and sanctions including, but not limited to, disgorgement of profits and suspension or termination of employment. These penalties and sanctions shall be in addition to any penalties that may be imposed by law, including (a) civil injunctions; (b) revocation of licenses and registrations; (c) substantial fines; and/or (d) imprisonment.

               2. Persons who are found to have knowingly violated any of the other provisions of these Policies, including the pre-clearance and reporting requirements, the restrictions against certain defined activities and the rules governing trading in shares of AMVESCAP, shall be subject to a range of possible sanctions including, among other actions: (a) required special education or training; (b) letters of admonition or censure; (c) restrictions on further personal securities transactions; (d) disgorgement of profits; and
                    (e) reassignment, demotion, suspension or termination of employment.


               POLICY FOR DIRECTOR AND EMPLOYEE PERSONAL DEALINGS

                    IN THE SHARES AND OPTIONS OF AMVESCAP PLC

                          (AMVESCAP POLICY 07/18/2001)

                                  INTRODUCTION

The London Stock Exchange requires all listed companies to adopt a share dealing policy and procedures designed to prevent members of the Board of Directors and employees from improperly using material non-public information. We must comply with this policy if we wish to deal in the Ordinary Shares, American Depository Receipts ("ADRs"), or exercise share options of AMVESCAP PLC.

                          PERSONS COVERED BY THE POLICY

All members of the AMVESCAP PLC Board of Directors, Executive Board, and all employees are subject to this policy. In addition, all "connected persons" of Board members or employees are also covered.

Persons connected to directors or employees includes:

     o    Our spouses;

     o Our dependent children under the age of 18 (including adopted, illegitimate or step-children);

     o Any body corporate, or other business entity, with which the director or employee is "associated" i.e., where 20% or more of the equity share capital or voting power is controlled by the director or employee and their connected persons;

     o The trustees of any trust where the beneficiaries of the trust include any of the above connected persons (with the exception of employee share schemes and pension schemes);

     o Our business partners i.e., a person or business entity with which we share a mutual economic interest under an agreement to share that interest.

                               DEALING PROCEDURES

All of our transactions in AMVESCAP PLC ordinary shares or ADRs must be approved in advance, including those in plans or trusts sponsored by the Company. Members of the Board of Directors and Executive Board must obtain prior clearance from the Group Compliance Officer. Employees must obtain approval in accordance with the personal share dealing policies in effect in their business unit. Generally this will mean seeking approval via their local compliance team which will be notified by the Company Secretary of any dates when employees are not free to deal. Details of "close periods", namely periods when employees are not free to deal, are also circulated to all employees on the internal e-mail system.

All of our options transactions, including those through plans or trusts sponsored by the Company, must also be approved in advance. Members of the Board of Directors, Executive Board members, and employees must obtain approval from the Group Company Secretary. The Request for Authorization to Deal Form must be used for dealing in shares and ADRs. The Application Form for the Purpose of Exercises of Share Options must be used for options transactions. We are obligated to inform our connected persons that they are also subject to these requirements. Any dealing they may do must be approved as described above.

                               PROHIBITED DEALINGS

In order to prevent even the appearance of impropriety, we must be careful to deal in AMVESCAP shares or options only when not in possession of material non-public information. This includes, but is not limited to the following:

     o No share dealing within two months before the Company announces its annual results or dividends;

     o    No  share  dealing  within  one  month  before  the   announcement  of
          semi-annual or quarterly results;

     o The exercise of an option or right to purchase under an employee share scheme is generally not permissible where the final exercise date falls within the above periods, although certain transactions may be permissible depending upon the circumstances. In any event, if you are unsure as to your ability to exercise an option you should contact the Company Secretary;

     o No short term or day trading of shares or ADRs, i.e. purchases and sales within a 30 day period.

Any questions regarding this policy or procedures should be referred to the Group Compliance Officer or Group Company Secretary.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT


The Audit Committee of the Boards of Directors of the INVESCO Mutual Funds is composed of four of the Fund's directors who are not affiliated with the Funds' investment adviser. All members are independent. The Board has determined that each of the Committee members is "financially literate" and that at least two members have "accounting or related financial management expertise" as used in the New York Stock Exchange definitions of the terms.

Under the recently enacted Sarbanes-Oxley Act, if the Boards of Directors have not determined that an "audit committee financial expert," a new term defined by the SEC and based on criteria contained in the Act, is serving on the Audit Committee, it must disclose this fact and explain why it does not have such an expert. The Boards of Directors have determined that none of the members of the Audit Committee meet the technical requirements of the definition. Moreover, the Boards believe that for the following reasons it is not necessary for registered investment companies such as the Funds, with an audit committee that meets the New York Stock Exchange requirements of financial literacy, to have a "financial expert" as a member of the committee.

     1. The financial statements of and accounting principles applying to registered investment companies such as the Funds are relatively simple, straightforward and transparent compared to operating companies. The significant accounting issues are valuation of securities and other assets (regulated under the Investment Company Act of 1940 and computed daily), accrual of expenses, allocation of joint expenses shared with other entities such as insurance premiums and disclosures of all related party transactions. Equally important is a knowledge of the tax laws applying to registered investment companies. None of the accounting issues involving corporate America that have received recent publicity such as sophisticated derivative transactions and special purpose entities are present in financial reporting for registered investment companies.

     2. During the years that the Funds has been filing financial reports under the 1940 Act since their inception, there has never been a requirement for a financial report or statement to be restated.

     3. The current members of the Audit Committee have the experience of 23.5 years serving on this Audit Committee and in the Boards' judgement, through this experience and experience with other public corporation's financial affairs, they have an understanding of the relevant generally accepted accounting principles governing the Funds' financial statements, tax laws applying to the Funds, the Funds internal accounting controls and audit committee functions necessary to satisfy the objectives of the Sarbanes-Oxley Act with respect to the financial statements, auditing process and internal controls of the Funds.

     4. The Audit Committee has the capability of employing a consultant who satisfies the technical definition of a "financial expert" and will do so from time to time if circumstances warrant."


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this filing.

ITEM 5.  [RESERVED]

ITEM 6.  [RESERVED]

ITEM 7.  NOT APPLICABLE

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

     (a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer & Chief Financial and Accounting Officer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to the significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

          Not  applicable to this filing.

     (b) A separate certification for each principal executive officer and principal financial officers of the Registrant as required by Rule 30a-2 under the Act.

         "Attached hereto"

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto authorized.

INVESCO MANAGER SERIES FUNDS, INC.


By:         /s/ Raymond R. Cunningham
            ------------------------------------------------------------
            Raymond R. Cunningham, President and Chief Executive Officer

Date:       October 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto authorized.

INVESCO MANAGER SERIES FUNDS, INC.


By:         /s/ Ronald L. Grooms
            --------------------------------------------------------------------
            Ronald L. Grooms, Treasurer & Chief Financial and Accounting Officer

Date:       October 31, 2003